Consolidated Schedule of Investments - USD ($)		Dec. 31, 2023		Dec. 31, 2022
Amortized Cost		$ 2,556,783,900	[1],[2]	$ 108,769,400
Fair Value		$ 2,577,558,100	[1],[2]	$ 108,529,200
% of Net Assets		146.34%		73.28%
Investment, Identifier [Axis]: 22 HoldCo Limited, Senior subordinated loan
Coupon, PIK	[3],[4],[5]	12.96%
Spread	[3],[4],[5]	7.50%
Principal	[4],[5]	$ 14,698,000.0
Amortized Cost	[4],[5]	14,049,200
Fair Value	[4],[5]	$ 14,097,200
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	13.47%
Coupon, PIK	[3],[4],[5]	1.50%
Spread	[3],[4],[5]	8.00%
Principal	[4],[5]	$ 16,415,100
Amortized Cost	[4],[5]	15,404,900
Fair Value	[4],[5]	$ 15,299,300
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC, First lien senior secured revolving loan
Coupon	[3],[4],[5]	13.33%
Spread	[3],[4],[5]	8.00%
Principal	[4],[5]	$ 526,300
Amortized Cost	[4],[5]	446,300
Fair Value	[4],[5]	$ 442,100
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC, Series D preferred units
Shares/Units (in shares)	[5]	267,369
Amortized Cost	[5]	$ 4,400,000.0
Fair Value	[5]	$ 4,400,000.0
Investment, Identifier [Axis]: AAdvantage Loyality IP Ltd. (American Airlines, Inc.), First lien senior secured loan
Coupon				8.99%
Spread				4.75%
Principal				$ 983,000.0
Amortized Cost				975,800
Fair Value				$ 977,700
Investment, Identifier [Axis]: ADMA Biologics Inc., First lien senior secured loan
Coupon	[3],[4],[5]	11.88%
Spread	[3],[4],[5]	6.50%
Principal	[4],[5]	$ 4,308,000.0
Amortized Cost	[4],[5]	4,200,800
Fair Value	[4],[5]	$ 4,254,200
Investment, Identifier [Axis]: ADMA Biologics Inc., First lien senior secured revolving loan
Coupon	[3],[4],[5]	9.13%
Spread	[3],[4],[5]	3.75%
Principal	[4],[5]	$ 1,000.0
Amortized Cost	[4],[5]	1,000.0
Fair Value	[4],[5]	$ 1,000.0
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan
Coupon				7.84%
Spread				3.75%
Principal				$ 868,200
Amortized Cost				823,200
Fair Value				$ 816,100
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan 1
Coupon	[3],[4]	9.58%
Spread	[3],[4]	4.25%
Principal	[4]	$ 5,782,600
Amortized Cost	[4]	5,782,600
Fair Value	[4]	$ 5,806,700
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan 2
Coupon	[3],[4]	9.09%
Spread	[3],[4]	3.75%
Principal	[4]	$ 9,005,200
Amortized Cost	[4]	8,989,600
Fair Value	[4]	$ 9,000,100
Investment, Identifier [Axis]: AMWINS Group, Inc., First lien senior secured loan
Coupon	[3],[4]	7.72%
Spread	[3],[4]	2.25%
Principal	[4]	$ 7,246,600
Amortized Cost	[4]	7,235,800
Fair Value	[4]	$ 7,248,600
Investment, Identifier [Axis]: AVSC Holding Corp., First lien senior secured loan
Coupon				7.68%
Spread				3.50%
Principal				$ 997,700
Amortized Cost				912,800
Fair Value				$ 912,500
Investment, Identifier [Axis]: AVSC Holding Corp., First lien senior secured loan 1
Coupon	[3],[4]	8.96%
Coupon, PIK	[3],[4]	0.48%
Spread	[3],[4]	3.50%
Principal	[4]	$ 5,508,600
Amortized Cost	[4]	5,318,800
Fair Value	[4]	$ 5,383,000.0
Investment, Identifier [Axis]: AVSC Holding Corp., First lien senior secured loan 2
Coupon	[3],[4]	10.96%
Coupon, PIK	[3],[4]	1.61%
Spread	[3],[4]	5.50%
Principal	[4]	$ 5,401,000.0
Amortized Cost	[4]	5,290,500
Fair Value	[4]	$ 5,275,000.0
Investment, Identifier [Axis]: Access CIG, LLC, First lien senior secured loan
Coupon	[3],[4]	10.39%
Spread	[3],[4]	5.00%
Principal	[4]	$ 10,972,500
Amortized Cost	[4]	10,770,500
Fair Value	[4]	$ 10,979,400
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan 1
Coupon	[3],[4],[5]	11.03%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 4,032,900
Amortized Cost	[4],[5]	3,993,100
Fair Value	[4],[5]	$ 3,952,300
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan 2
Coupon	[3],[4],[5]	11.35%
Spread	[3],[4],[5]	6.00%
Principal	[4],[5]	$ 1,400
Amortized Cost	[4],[5]	1,100
Fair Value	[4],[5]	$ 1,200
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan 3
Coupon	[3],[4],[5]	11.41%
Spread	[3],[4],[5]	6.00%
Principal	[4],[5]	$ 3,100
Amortized Cost	[4],[5]	3,100
Fair Value	[4],[5]	$ 3,100
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan
Coupon	[3]	9.89%
Spread	[3]	4.50%
Principal		$ 30,000,000.0
Amortized Cost		29,706,200
Fair Value		$ 30,024,900
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan 1
Coupon				8.13%
Spread				3.75%
Principal				$ 91,200
Amortized Cost				86,400
Fair Value				$ 86,400
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan 2
Coupon				8.63%
Spread				4.25%
Principal				$ 997,500
Amortized Cost				965,700
Fair Value				$ 963,400
Investment, Identifier [Axis]: Acrisure, LLC, Senior subordinated loan
Coupon	[3]	7.00%
Principal		$ 3,700,000.0
Amortized Cost		3,611,200
Fair Value		$ 3,690,800
Investment, Identifier [Axis]: Agiliti Health, Inc., First lien senior secured loan
Coupon		8.39%	[3]	6.88%
Spread		3.00%	[3]	2.75%
Principal		$ 4,381,900		$ 1,196,900
Amortized Cost		4,368,800		1,170,000.0
Fair Value		$ 4,376,400		$ 1,165,500
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan
Coupon	[3],[4],[5]	11.68%
Spread	[3],[4],[5]	6.25%
Principal	[4],[5]	$ 23,564,800
Amortized Cost	[4],[5]	22,990,400
Fair Value	[4],[5]	$ 22,975,700
Investment, Identifier [Axis]: Alcami Corporation and ACM Note Holdings, LLC, First lien senior secured loan
Coupon	[5]			11.42%
Spread	[5]			7.00%
Principal	[5]			$ 4,109,600
Amortized Cost	[5]			3,884,600
Fair Value	[5]			$ 3,883,600
Investment, Identifier [Axis]: Alcami Corporation, First lien senior secured loan
Coupon	[3],[4],[5]	12.46%
Spread	[3],[4],[5]	7.00%
Principal	[4],[5]	$ 4,068,500
Amortized Cost	[4],[5]	3,883,100
Fair Value	[4],[5]	$ 4,068,500
Investment, Identifier [Axis]: AlixPartners, LLP, First lien senior secured loan
Coupon		8.22%	[3],[4]	7.13%
Spread		2.75%	[3],[4]	2.75%
Principal		$ 17,173,100	[4]	$ 997,500
Amortized Cost		17,137,000.0	[4]	989,200
Fair Value		$ 17,206,400	[4]	$ 987,800
Investment, Identifier [Axis]: Alliance Laundry Systems LLC, First lien senior secured loan
Coupon				7.41%
Spread				3.50%
Principal				$ 997,400
Amortized Cost				976,900
Fair Value				$ 976,700
Investment, Identifier [Axis]: Alliant Holdings Intermediate, LLC, First lien senior secured loan
Coupon		8.86%	[3],[4]	7.63%
Spread		3.50%	[3],[4]	3.25%
Principal		$ 2,558,100	[4]	$ 997,400
Amortized Cost		2,534,400	[4]	983,100
Fair Value		$ 2,566,400	[4]	$ 983,200
Investment, Identifier [Axis]: Alterra Mountain Company
Coupon	[3],[4]			7.88%
Spread	[3],[4]			3.50%
Principal	[4]			$ 1,296,700
Amortized Cost	[4]			1,283,800
Fair Value	[4]			$ 1,278,100
Investment, Identifier [Axis]: Alterra Mountain Company, First lien senior secured loan 1
Coupon	[3],[5]	9.21%
Spread	[3],[5]	3.75%
Principal	[5]	$ 7,887,400
Amortized Cost	[5]	7,881,800
Fair Value	[5]	$ 7,926,900
Investment, Identifier [Axis]: Alterra Mountain Company, First lien senior secured loan 2
Coupon	[3],[4]	8.97%
Spread	[3],[4]	3.50%
Principal	[4]	$ 1,283,600
Amortized Cost	[4]	1,272,900
Fair Value	[4]	$ 1,283,600
Investment, Identifier [Axis]: American Axle & Manufacturing, Inc., First lien senior secured loan
Coupon	[6]			7.90%
Spread	[6]			3.50%
Principal	[6]			$ 500,000.0
Amortized Cost	[6]			485,100
Fair Value	[6]			$ 488,300
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Class C units
Shares/Units (in shares)	[5]	3,849
Amortized Cost	[5]	$ 768,400
Fair Value	[5]	$ 768,400
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Subordinated loan
Coupon, PIK	[3],[5]	16.50%
Principal	[5]	$ 26,053,300
Amortized Cost	[5]	24,532,800
Fair Value	[5]	$ 24,490,100
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured loan
Coupon	[3]	12.40%
Coupon, PIK	[3]	2.00%
Spread	[3],[4],[5]	7.00%
Principal	[4],[5]	$ 26,941,400
Amortized Cost	[4],[5]	26,170,300
Fair Value	[4],[5]	$ 26,148,900
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured revolving loan 1
Coupon	[3],[4],[5]	14.00%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 68,000.0
Amortized Cost	[4],[5]	47,400
Fair Value	[4],[5]	$ 46,700
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured revolving loan 2
Coupon	[3],[4],[5]	11.87%
Spread	[3],[4],[5]	6.50%
Principal	[4],[5]	$ 95,200
Amortized Cost	[4],[5]	66,400
Fair Value	[4],[5]	$ 65,400
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, Series B common units
Shares/Units (in shares)	[5]	45,351
Amortized Cost	[5]	$ 1,250,000.0
Fair Value	[5]	$ 1,250,000.0
Investment, Identifier [Axis]: Applied Systems, Inc.
Coupon	[3],[4]			9.08%
Spread	[3],[4]			4.50%
Principal	[4]			$ 1,000,000.0
Amortized Cost	[4]			997,500
Fair Value	[4]			$ 994,300
Investment, Identifier [Axis]: Applied Systems, Inc., First lien senior secured loan
Coupon	[3],[4]	9.85%
Spread	[3],[4]	4.50%
Principal	[4]	$ 9,397,300
Amortized Cost	[4]	9,399,800
Fair Value	[4]	$ 9,430,300
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured loan
Coupon	[3]	9.71%
Spread	[3]	4.25%
Principal		$ 5,953,100
Amortized Cost		5,858,600
Fair Value		$ 5,935,700
Investment, Identifier [Axis]: Artera Services, LLC, First lien senior secured loan 1
Coupon	[3],[4]	8.70%
Spread	[3],[4]	3.25%
Principal	[4]	$ 3,941,200
Amortized Cost	[4]	3,696,400
Fair Value	[4]	$ 3,699,100
Investment, Identifier [Axis]: Artera Services, LLC, First lien senior secured loan 2
Coupon	[3],[4]	8.95%
Spread	[3],[4]	3.50%
Principal	[4]	$ 2,058,200
Amortized Cost	[4]	1,912,100
Fair Value	[4]	$ 1,931,500
Investment, Identifier [Axis]: Asurion, LLC, First lien senior secured loan 1
Coupon		8.72%	[3]	7.38%
Spread		3.25%	[3]	3.00%
Principal		$ 11,461,400		$ 797,900
Amortized Cost		11,258,500		772,300
Fair Value		$ 11,423,200		$ 773,300
Investment, Identifier [Axis]: Asurion, LLC, First lien senior secured loan 2
Coupon		9.71%	[3]	7.63%
Spread		4.25%	[3]	3.25%
Principal		$ 3,279,400		$ 199,500
Amortized Cost		3,153,700		174,100
Fair Value		$ 3,263,600		$ 174,200
Investment, Identifier [Axis]: B&G Foods Inc, First lien senior secured loan
Coupon	[4]	8.97%
Spread	[4]	3.50%
Principal	[4]	$ 6,379,100
Amortized Cost	[4]	6,376,900
Fair Value	[4]	$ 6,382,300
Investment, Identifier [Axis]: BALLY 2023-24, Collaterized loan obligation
Coupon		10.31%
Spread		5.05%
Principal		$ 1,500,000.0
Amortized Cost		1,500,000.0
Fair Value		$ 1,522,700
Investment, Identifier [Axis]: BCC 2023-3, Collaterized loan obligation
Coupon		10.61%
Spread		5.25%
Principal		$ 1,500,000.0
Amortized Cost		1,500,000.0
Fair Value		$ 1,528,800
Investment, Identifier [Axis]: BCTO Ignition Purchaser, Inc., First lien senior secured loan
Coupon	[3],[4],[5],[7]	14.40%
Spread	[3],[4],[5],[7]	9.00%
Principal	[4],[5],[7]	$ 15,967,500
Amortized Cost	[4],[5],[7]	15,559,900
Fair Value	[4],[5],[7]	$ 15,648,200
Investment, Identifier [Axis]: BIFM CA Buyer Inc., First lien senior secured loan
Coupon	[3]	8.97%
Spread	[3]	3.50%
Principal		$ 2,611,300
Amortized Cost		2,616,100
Fair Value		$ 2,611,700
Investment, Identifier [Axis]: BIP PipeCo Holdings LLC, First lien senior secured loan
Coupon	[8]	8.62%
Spread	[8]	3.25%
Principal	[8]	$ 3,000,000.0
Amortized Cost	[8]	2,985,100
Fair Value	[8]	$ 2,988,800
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan
Coupon	[4],[8]	11.46%
Spread	[4],[8]	6.00%
Principal	[4],[8]	$ 932,700
Amortized Cost	[4],[8]	892,000.0
Fair Value	[4],[8]	$ 871,800
Investment, Identifier [Axis]: BTCP 2023-1, Collaterized loan obligation
Coupon		11.85%
Spread		6.50%
Principal		$ 6,100,000.0
Amortized Cost		6,105,700
Fair Value		$ 6,100,000.0
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured loan 1
Coupon	[3],[4],[5]	9.95%
Spread	[3],[4],[5]	6.00%
Principal	[4],[5]	$ 8,640,000.0
Amortized Cost	[4],[5]	8,104,800
Fair Value	[4],[5]	$ 8,380,800
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured loan 2
Coupon	[3],[4],[5]	11.38%
Spread	[3],[4],[5]	6.00%
Principal	[4],[5]	$ 12,720,200
Amortized Cost	[4],[5]	12,326,800
Fair Value	[4],[5]	$ 12,283,700
Investment, Identifier [Axis]: Bausch + Lomb Corporation, First lien senior secured loan
Coupon	[3]	9.36%
Spread	[3]	4.00%
Principal		$ 4,987,500
Amortized Cost		4,939,700
Fair Value		$ 4,968,800
Investment, Identifier [Axis]: Belfor Holdings, Inc.
Coupon	[3]			8.38%
Spread	[3]			4.00%
Principal	[3]			$ 997,400
Amortized Cost	[3]			996,200
Fair Value	[3]			$ 987,400
Investment, Identifier [Axis]: Belfor Holdings, Inc., First lien senior secured loan
Coupon	[3],[4]	9.11%
Spread	[3],[4]	3.75%
Principal	[4]	$ 16,434,200
Amortized Cost	[4]	16,298,000.0
Fair Value	[4]	$ 16,465,100
Investment, Identifier [Axis]: Bleriot US Bidco Inc., First lien senior secured loan
Coupon	[3]	9.61%
Spread	[3]	4.00%
Principal		$ 2,481,400
Amortized Cost		2,479,100
Fair Value		$ 2,489,400
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P., Class A-1 units
Shares/Units (in shares)	[5]	100,000
Amortized Cost	[5]	$ 100,000.0
Fair Value	[5]	$ 100,000.0
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P., First lien senior secured loan
Coupon	[3],[4],[5]	11.59%
Spread	[3],[4],[5]	6.25%
Principal	[4],[5]	$ 13,370,700
Amortized Cost	[4],[5]	13,062,500
Fair Value	[4],[5]	$ 13,370,700
Investment, Identifier [Axis]: Boxer Parent Company Inc., First lien senior secured loan
Coupon	[3],[7]	9.61%
Spread	[3],[7]	4.25%
Principal	[7]	$ 9,157,300
Amortized Cost	[7]	9,132,100
Fair Value	[7]	$ 9,210,000.0
Investment, Identifier [Axis]: Bracket Intermediate Holding Corp., First lien senior secured loan
Coupon	[3],[4]	10.45%
Spread	[3],[4]	5.00%
Principal	[4]	$ 11,316,400
Amortized Cost	[4]	11,129,900
Fair Value	[4]	$ 11,299,900
Investment, Identifier [Axis]: BradyIFS Holdings, LLC, First lien senior secured loan
Coupon, PIK	[8]	8.00%
Shares/Units (in shares)	[8]	3,544,000
Amortized Cost	[8]	$ 3,544,000.0
Fair Value	[8]	$ 3,526,700
Investment, Identifier [Axis]: Broadstreet Partners, Inc., First lien senior secured loan
Coupon	[3]	9.10%
Spread	[3]	3.75%
Principal		$ 13,637,800
Amortized Cost		13,579,900
Fair Value		$ 13,659,100
Investment, Identifier [Axis]: Brookfield WEC Holdings Inc., First lien senior secured loan
Coupon				7.13%
Spread				2.75%
Principal				$ 1,496,200
Amortized Cost				1,470,000.0
Fair Value				$ 1,473,000.0
Investment, Identifier [Axis]: Brookfield WEC Holdings Inc., First lien senior secured loan 1
Coupon	[3],[4]	9.11%
Spread	[3],[4]	3.75%
Principal	[4]	$ 2,806,500
Amortized Cost	[4]	2,806,500
Fair Value	[4]	$ 2,813,600
Investment, Identifier [Axis]: Brookfield WEC Holdings Inc., First lien senior secured loan 2
Coupon	[3],[4]	8.22%
Spread	[3],[4]	2.75%
Principal	[4]	$ 13,366,900
Amortized Cost	[4]	13,338,300
Fair Value	[4]	$ 13,392,600
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan
Coupon				6.88%
Spread				2.50%
Principal				$ 1,296,500
Amortized Cost				1,278,700
Fair Value				$ 1,270,700
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan 1
Coupon	[3],[4]	9.13%
Spread	[3],[4]	3.75%
Principal	[4]	$ 5,942,200
Amortized Cost	[4]	5,936,300
Fair Value	[4]	$ 5,957,100
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan 2
Coupon	[3],[4]	8.21%
Spread	[3],[4]	2.75%
Principal	[4]	$ 1,989,100
Amortized Cost	[4]	1,986,700
Fair Value	[4]	$ 1,989,800
Investment, Identifier [Axis]: Burgess Point Purchaser Corporation, First lien senior secured loan
Coupon	[3],[4]	10.71%
Spread	[3],[4]	5.25%
Principal	[4]	$ 34,850,000.0
Amortized Cost	[4]	32,837,900
Fair Value	[4]	$ 32,795,300
Investment, Identifier [Axis]: CCC Intelligent Solutions Inc.
Coupon	[3],[4]			6.63%
Spread	[3],[4]			2.25%
Principal	[4],[6]			$ 997,500
Amortized Cost	[4],[6]			990,000.0
Fair Value	[4],[6]			$ 987,500
Investment, Identifier [Axis]: CCC Intelligent Solutions Inc., First lien senior secured loan
Coupon	[3],[4],[7]	7.72%
Spread	[3],[4],[7]	2.25%
Principal	[4],[7]	$ 3,816,600
Amortized Cost	[4],[7]	3,817,700
Fair Value	[4],[7]	$ 3,814,300
Investment, Identifier [Axis]: CDK Global, Inc.
Coupon	[3],[4]			9.08%
Spread	[3],[4]			4.50%
Principal	[4]			$ 900,000.0
Amortized Cost	[4]			894,400
Fair Value	[4]			$ 890,800
Investment, Identifier [Axis]: CFC Funding LLC, Loan instrument units
Coupon, PIK	[3],[5]	9.75%
Shares/Units (in shares)	[5]	5,300
Amortized Cost	[5]	$ 5,035,300
Fair Value	[5]	$ 5,141,000.0
Investment, Identifier [Axis]: CGMS 2023-1, Collaterized loan obligation
Coupon		10.45%
Spread		5.10%
Principal		$ 1,250,000.0
Amortized Cost		1,250,000.0
Fair Value		$ 1,275,700
Investment, Identifier [Axis]: CGMS 2023-2, Collaterized loan obligation
Coupon		10.26%
Spread		5.00%
Principal		$ 2,000,000.0
Amortized Cost		2,000,000.0
Fair Value		$ 2,030,000.0
Investment, Identifier [Axis]: CNT Holdings I Corp, First lien senior secured loan
Coupon	[4],[8]	11.37%
Spread	[4],[8]	6.00%
Principal	[4],[8]	$ 3,102,700
Amortized Cost	[4],[8]	3,041,900
Fair Value	[4],[8]	$ 3,040,600
Investment, Identifier [Axis]: CPIG Holdco Inc., First lien senior secured loan
Coupon	[3],[4],[5]	12.49%
Spread	[3],[4],[5]	7.00%
Principal	[4],[5]	$ 14,962,500
Amortized Cost	[4],[5]	14,574,600
Fair Value	[4],[5]	$ 14,962,500
Investment, Identifier [Axis]: CPIG Holdco Inc., First lien senior secured revolving loan
Coupon	[3],[4],[5]	10.24%
Spread	[3],[4],[5]	4.75%
Principal	[4],[5]	$ 500
Amortized Cost	[4],[5]	500
Fair Value	[4],[5]	$ 500
Investment, Identifier [Axis]: Caesars Entertainment Inc, First lien senior secured loan
Coupon	[3],[4]	8.71%
Spread	[3],[4]	3.25%
Principal	[4]	$ 8,465,300
Amortized Cost	[4]	8,453,600
Fair Value	[4]	$ 8,477,200
Investment, Identifier [Axis]: Caesars Resort Collection, LLC
Coupon	[3]			7.13%
Spread	[3]			2.75%
Principal	[3],[6]			$ 1,371,800
Amortized Cost	[3],[6]			1,369,700
Fair Value	[3],[6]			$ 1,367,400
Investment, Identifier [Axis]: Cambrex Corporation, First lien senior secured loan
Coupon	[3],[4]	8.96%
Spread	[3],[4]	3.50%
Principal	[4]	$ 7,426,200
Amortized Cost	[4]	7,417,200
Fair Value	[4]	$ 7,257,300
Investment, Identifier [Axis]: Cast & Crew LLC
Coupon	[3],[4]			8.07%
Spread	[3],[4]			3.75%
Principal	[4]			$ 1,034,900
Amortized Cost	[4]			1,020,600
Fair Value	[4]			$ 1,018,900
Investment, Identifier [Axis]: Catalent Pharma Solutions, Inc., First lien senior secured loan
Coupon	[3],[4],[5]	8.36%
Spread	[3],[4],[5]	3.00%
Principal	[4],[5]	$ 8,000,000.0
Amortized Cost	[4],[5]	7,940,400
Fair Value	[4],[5]	$ 8,000,000.0
Investment, Identifier [Axis]: Chart Industries, Inc., First lien senior secured loan
Coupon		8.69%	[3],[4]	8.21%
Spread		3.25%	[3],[4]	3.75%
Principal		$ 13,277,400	[4]	$ 1,300,000.0
Amortized Cost		13,227,600	[4]	1,267,500
Fair Value		$ 13,288,400	[4]	$ 1,284,600
Investment, Identifier [Axis]: Charter Communications Operating, LLC, First lien senior secured loan
Coupon	[6]			6.14%
Spread	[6]			1.75%
Principal	[6]			$ 443,900
Amortized Cost	[6]			433,300
Fair Value	[6]			$ 432,800
Investment, Identifier [Axis]: Charter Next Generation, Inc., First lien senior secured loan
Coupon		9.22%	[4]	8.13%
Spread		3.75%	[4]	3.75%
Principal		$ 11,200,400	[4]	$ 1,000,000.0
Amortized Cost		11,163,900	[4]	975,000.0
Fair Value		$ 11,239,000.0	[4]	$ 969,700
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan 1
Coupon		9.11%
Spread		3.75%
Principal		$ 6,500,000.0
Amortized Cost		6,467,600
Fair Value		$ 6,505,400
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan 2
Coupon		7.86%
Spread		2.50%
Principal		$ 2,880,100
Amortized Cost		2,866,500
Fair Value		$ 2,851,800
Investment, Identifier [Axis]: Citco Funding LLC, First lien senior secured loan
Coupon	[3],[4]	8.64%
Spread	[3],[4]	3.25%
Principal	[4]	$ 7,980,000.0
Amortized Cost	[4]	7,956,000.0
Fair Value	[4]	$ 8,000,000.0
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC, Class A units
Coupon, PIK		8.00%
Shares/Units (in shares)	[8]	100,000
Amortized Cost	[8]	$ 102,000.0
Fair Value	[8]	$ 110,100
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC, First lien senior secured loan
Coupon	[4],[8]	11.46%
Spread	[4],[8]	6.00%
Principal	[4],[8]	$ 1,993,700
Amortized Cost	[4],[8]	1,946,600
Fair Value	[4],[8]	$ 1,943,800
Investment, Identifier [Axis]: Clarios Global LP, First lien senior secured loan
Coupon		9.11%	[3]	7.63%
Spread		3.75%	[3]	3.25%
Principal		$ 6,733,100		$ 1,000,000.0
Amortized Cost		6,712,600		985,000.0
Fair Value		$ 6,741,500		$ 977,900
Investment, Identifier [Axis]: Clean Harbors, Inc., First lien senior secured loan
Coupon	[3]	7.22%
Spread	[3]	1.75%
Principal		$ 997,500
Amortized Cost		997,500
Fair Value		$ 998,900
Investment, Identifier [Axis]: Cliffwater LLC, First lien senior secured loan
Coupon	[3],[4],[5]	11.36%
Spread	[3],[4],[5]	6.00%
Principal	[4],[5]	$ 11,029,400
Amortized Cost	[4],[5]	10,813,900
Fair Value	[4],[5]	$ 10,808,800
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 1
Coupon	[3],[4]	9.95%
Spread	[3],[4]	4.50%
Principal	[4]	$ 31,676,700
Amortized Cost	[4]	30,255,700
Fair Value	[4]	$ 30,820,500
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 2
Coupon	[3],[4]	9.99%
Spread	[3],[4]	4.50%
Principal	[4]	$ 6,613,400
Amortized Cost	[4]	6,255,000.0
Fair Value	[4]	$ 6,447,300
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., Second lien senior secured notes
Coupon	[3]	9.00%
Principal		$ 100,000.0
Amortized Cost		80,500
Fair Value		$ 95,300
Investment, Identifier [Axis]: ClubCorp Holdings, Inc.
Coupon	[3]			7.48%
Spread	[3]			2.75%
Principal				$ 269,300
Amortized Cost				243,700
Fair Value				$ 241,800
Investment, Identifier [Axis]: ClubCorp Holdings, Inc., First lien senior secured loan 1
Coupon	[3]	10.61%
Spread	[3]	5.00%
Principal		$ 2,710,500
Amortized Cost		2,599,600
Fair Value		$ 2,607,200
Investment, Identifier [Axis]: ClubCorp Holdings, Inc., First lien senior secured loan 2
Coupon	[3]	8.18%
Spread	[3]	2.75%
Principal		$ 1,542,500
Amortized Cost		1,523,200
Fair Value		$ 1,480,800
Investment, Identifier [Axis]: Confluent Medical Technologies, Inc., First lien senior secured loan
Coupon		9.10%	[3],[4],[5]	8.33%
Spread		3.75%	[3],[4],[5]	3.75%
Principal		$ 4,608,200	[4],[5]	$ 498,700
Amortized Cost		4,543,400	[4],[5]	475,100
Fair Value		$ 4,596,700	[4],[5]	$ 471,300
Investment, Identifier [Axis]: Conservice Midco, LLC, First lien senior secured loan
Coupon	[3]	9.71%
Spread	[3]	4.25%
Principal		$ 3,989,700
Amortized Cost		3,958,300
Fair Value		$ 3,991,400
Investment, Identifier [Axis]: Corient Holdings, Inc., Series A preferred stock
Shares/Units (in shares)	[5]	15,000
Amortized Cost	[5]	$ 15,000,000.0
Fair Value	[5]	$ 16,424,000.0
Investment, Identifier [Axis]: Corporation Service Company, First lien senior secured loan
Coupon		8.71%	[3],[4]	7.57%
Spread		3.25%	[3],[4]	3.25%
Principal		$ 6,838,500	[4]	$ 1,000,000.0
Amortized Cost		6,840,400	[4]	991,900
Fair Value		$ 6,847,000.0	[4]	$ 987,500
Investment, Identifier [Axis]: Coupa Holdings, LLC and Coupa Software Incorporated, First lien senior secured loan
Coupon	[3],[4],[5]	12.86%
Spread	[3],[4],[5]	7.50%
Principal	[4],[5]	$ 4,590,200
Amortized Cost	[4],[5]	4,489,100
Fair Value	[4],[5]	$ 4,590,200
Investment, Identifier [Axis]: Creative Artists Agency, LLC, First lien senior secured loan
Coupon	[3]	8.86%
Spread	[3]	3.50%
Principal		$ 13,374,900
Amortized Cost		13,361,200
Fair Value		$ 13,420,100
Investment, Identifier [Axis]: Cross Financial Corp., First lien senior secured loan
Coupon	[3],[4]	9.47%
Spread	[3],[4]	4.00%
Principal	[4]	$ 5,116,700
Amortized Cost	[4]	5,103,700
Fair Value	[4]	$ 5,116,700
Investment, Identifier [Axis]: Crosspoint Capital AS SPV, LP, First lien senior secured loan
Coupon	[3],[4],[5],[7]	12.10%
Spread	[3],[4],[5],[7]	6.75%
Principal	[4],[5],[7]	$ 13,908,800
Amortized Cost	[4],[5],[7]	13,548,700
Fair Value	[4],[5],[7]	$ 13,769,700
Investment, Identifier [Axis]: Crosspoint Capital AS SPV, LP, First lien senior secured revolving loan
Coupon	[3],[4],[5],[7]	12.10%
Spread	[3],[4],[5],[7]	6.75%
Principal	[4],[5],[7]	$ 211,300
Amortized Cost	[4],[5],[7]	184,300
Fair Value	[4],[5],[7]	$ 182,200
Investment, Identifier [Axis]: Crosspoint Capital AS SPV, LP, Limited partnership interest
Coupon	[3],[5],[7]	8.00%
Shares/Units (in shares)	[5],[7]	100,000
Amortized Cost	[5],[7]	$ 102,500
Fair Value	[5],[7]	$ 96,700
Investment, Identifier [Axis]: Cube Industrials Buyer, Inc. and Cube A&D Buyer Inc., First lien senior secured loan
Coupon	[3],[4],[5]	11.40%
Spread	[3],[4],[5]	6.00%
Principal	[4],[5]	$ 22,413,800
Amortized Cost	[4],[5]	21,868,100
Fair Value	[4],[5]	$ 21,853,400
Investment, Identifier [Axis]: Curium BidCo S.a r.l., First lien senior secured loan
Coupon	[7]	9.85%
Spread	[7]	4.50%
Principal	[7]	$ 8,923,500
Amortized Cost	[7]	8,913,800
Fair Value	[7]	$ 8,906,800
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC, First lien senior secured loan
Coupon	[3],[4],[5]	10.87%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 20,789,100
Amortized Cost	[4],[5]	20,375,300
Fair Value	[4],[5]	$ 20,373,300
Investment, Identifier [Axis]: Da Vinci Purchaser Corp., First lien senior secured loan
Coupon	[4]	9.47%
Spread	[4]	4.00%
Principal	[4]	$ 8,930,200
Amortized Cost	[4]	8,828,500
Fair Value	[4]	$ 8,938,600
Investment, Identifier [Axis]: Delta Topco, Inc., First lien senior secured loan
Coupon	[3],[4]	9.12%
Spread	[3],[4]	3.75%
Principal	[4]	$ 4,896,100
Amortized Cost	[4]	4,877,200
Fair Value	[4]	$ 4,883,800
Investment, Identifier [Axis]: Demakes Borrower, LLC, First lien senior secured loan
Coupon	[4],[8]	11.34%
Spread	[4],[8]	6.00%
Principal	[4],[8]	$ 19,565,200
Amortized Cost	[4],[8]	19,135,800
Fair Value	[4],[8]	$ 19,125,000.0
Investment, Identifier [Axis]: Derby Buyer LLC, First lien senior secured loan
Coupon	[4]	9.59%
Spread	[4]	4.25%
Principal	[4]	$ 6,445,000.0
Amortized Cost	[4]	6,350,100
Fair Value	[4]	$ 6,445,000.0
Investment, Identifier [Axis]: Dun & Bradstreet Corporation, The, First lien senior secured loan
Coupon	[3]	8.21%
Spread	[3]	2.75%
Principal		$ 19,419,100
Amortized Cost		19,417,700
Fair Value		$ 19,446,500
Investment, Identifier [Axis]: Dynasty Acquisition Co., Inc., First lien senior secured loan
Coupon	[3]	9.36%
Spread	[3]	4.00%
Principal		$ 12,037,800
Amortized Cost		11,907,700
Fair Value		$ 12,061,800
Investment, Identifier [Axis]: Dynasty Acquisition Co., Inc., First lien senior secured loan 1
Coupon				7.92%
Spread				3.50%
Principal				$ 648,700
Amortized Cost				621,100
Fair Value				$ 617,100
Investment, Identifier [Axis]: Dynasty Acquisition Co., Inc., First lien senior secured loan 2
Coupon				7.92%
Spread				3.50%
Principal				$ 348,700
Amortized Cost				333,900
Fair Value				$ 331,800
Investment, Identifier [Axis]: ECi Macola/MAX Holding, LLC
Coupon	[3],[4]			8.48%
Spread	[3],[4]			3.75%
Principal	[4]			$ 1,246,800
Amortized Cost	[4]			1,201,900
Fair Value	[4]			$ 1,192,900
Investment, Identifier [Axis]: Eagle Parent Corp., First lien senior secured loan
Coupon				8.83%
Spread				4.25%
Principal				$ 997,500
Amortized Cost				978,800
Fair Value				$ 977,500
Investment, Identifier [Axis]: Echo Purchaser, Inc., First lien senior secured loan
Coupon	[3],[4],[5]	10.87%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 26,250,000.0
Amortized Cost	[4],[5]	25,735,800
Fair Value	[4],[5]	$ 25,725,000.0
Investment, Identifier [Axis]: Echo Purchaser, Inc., First lien senior secured revolving loan
Coupon	[3],[4],[5]	10.87%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 159,100
Amortized Cost	[4],[5]	81,200
Fair Value	[4],[5]	$ 79,500
Investment, Identifier [Axis]: Electron Bidco Inc., First lien senior secured loan
Coupon		8.47%	[3],[4]	7.39%
Spread		3.00%	[3],[4]	3.00%
Principal		$ 10,480,700	[4]	$ 997,500
Amortized Cost		10,408,700	[4]	975,000.0
Fair Value		$ 10,495,200	[4]	$ 969,800
Investment, Identifier [Axis]: Element Solutions Inc (Macdermid, Incorporated), First lien senior secured loan
Coupon		7.36%
Spread		2.00%
Principal		$ 2,000,000.0
Amortized Cost		1,995,000.0
Fair Value		$ 2,005,000.0
Investment, Identifier [Axis]: Emerald Debt Merger Sub LLC, First lien senior secured loan
Coupon		8.36%
Spread		3.00%
Principal		$ 19,481,200
Amortized Cost		19,457,500
Fair Value		$ 19,537,300
Investment, Identifier [Axis]: Ensemble RCM, LLC, First lien senior secured loan
Coupon		9.23%	[3]	7.94%
Spread		3.75%	[3]	3.75%
Principal		$ 19,267,800		$ 997,400
Amortized Cost		19,254,500		977,600
Fair Value		$ 19,288,400		$ 984,500
Investment, Identifier [Axis]: Ensono, Inc.
Coupon	[3],[4]			8.90%
Spread	[3],[4]			3.75%
Principal	[4]			$ 249,400
Amortized Cost	[4]			217,800
Fair Value	[4]			$ 223,200
Investment, Identifier [Axis]: Entain plc
Coupon	[3],[4]			8.18%
Spread	[3],[4]			3.50%
Principal	[4],[6]			$ 250,000.0
Amortized Cost	[4],[6]			246,900
Fair Value	[4],[6]			$ 248,500
Investment, Identifier [Axis]: Epicor Software Corporation
Coupon	[3],[4]			7.63%
Spread	[3],[4]			3.25%
Principal	[4]			$ 1,296,700
Amortized Cost	[4]			1,250,900
Fair Value	[4]			$ 1,242,500
Investment, Identifier [Axis]: Epicor Software Corporation, First lien senior secured loan 1
Coupon	[3],[4]	9.11%
Spread	[3],[4]	3.75%
Principal	[4]	$ 6,500,000.0
Amortized Cost	[4]	6,450,700
Fair Value	[4]	$ 6,552,000.0
Investment, Identifier [Axis]: Epicor Software Corporation, First lien senior secured loan 2
Coupon	[3],[4]	8.72%
Spread	[3],[4]	3.25%
Principal	[4]	$ 5,256,000.0
Amortized Cost	[4]	5,214,600
Fair Value	[4]	$ 5,269,600
Investment, Identifier [Axis]: Eternal Aus Bidco Pty Ltd, First lien senior secured loan
Coupon	[3]	10.70%
Coupon, PIK	[3]	2.50%
Spread	[3],[4],[5]	6.25%
Principal	[4],[5]	$ 6,708,000.0
Amortized Cost	[4],[5]	6,266,500
Fair Value	[4],[5]	$ 6,708,000.0
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, First lien senior secured loan
Coupon	[3],[4],[5]	11.00%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 6,650,000.0
Amortized Cost	[4],[5]	6,494,200
Fair Value	[4],[5]	$ 6,483,800
Investment, Identifier [Axis]: Fertitta Entertainment, LLC, First lien senior secured loan
Coupon	[3],[4]	9.36%
Spread	[3],[4]	4.00%
Principal	[4]	$ 7,850,800
Amortized Cost	[4]	7,811,300
Fair Value	[4]	$ 7,849,100
Investment, Identifier [Axis]: Financiere Mendel, First lien senior secured loan
Coupon	[3]	9.62%
Spread	[3]	4.25%
Principal		$ 8,000,000.0
Amortized Cost		7,926,700
Fair Value		$ 7,992,500
Investment, Identifier [Axis]: Finastra USA, Inc., DH Corporation/Societe DH, and Finastra Europe S.A R.L., First lien senior secured loan
Coupon	[3],[4],[5],[7]	12.71%
Spread	[3],[4],[5],[7]	7.25%
Principal	[4],[5],[7]	$ 22,650,400
Amortized Cost	[4],[5],[7]	22,218,300
Fair Value	[4],[5],[7]	$ 22,423,900
Investment, Identifier [Axis]: First Brands Group, LLC, First lien senior secured loan
Coupon	[4]	10.88%
Spread	[4]	5.00%
Principal	[4]	$ 6,930,800
Amortized Cost	[4]	6,781,000.0
Fair Value	[4]	$ 6,865,900
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan
Coupon	[4]	8.62%
Spread	[4]	3.00%
Principal	[4]	$ 5,664,200
Amortized Cost	[4]	5,531,300
Fair Value	[4]	$ 5,615,800
Investment, Identifier [Axis]: Flexera Software LLC, First lien senior secured loan
Coupon	[3],[4]	9.22%
Spread	[3],[4]	3.75%
Principal	[4]	$ 8,677,500
Amortized Cost	[4]	8,663,700
Fair Value	[4]	$ 8,659,800
Investment, Identifier [Axis]: Flint OpCo, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	10.60%
Spread	[3],[4],[5]	5.25%
Principal	[4],[5]	$ 7,812,900
Amortized Cost	[4],[5]	7,609,300
Fair Value	[4],[5]	$ 7,562,900
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc., First lien senior secured loan
Coupon	[3],[4],[5]	11.86%
Spread	[3],[4],[5]	6.50%
Principal	[4],[5]	$ 13,359,400
Amortized Cost	[4],[5]	12,995,300
Fair Value	[4],[5]	$ 13,225,800
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc., First lien senior secured revolving loan
Coupon	[3],[4],[5]	11.86%
Spread	[3],[4],[5]	6.50%
Principal	[4],[5]	$ 1,071,400
Amortized Cost	[4],[5]	1,029,400
Fair Value	[4],[5]	$ 1,055,400
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan 1
Coupon		8.86%	[3],[4]	6.82%	[6]
Spread		3.50%	[3],[4]	2.50%	[6]
Principal		$ 3,990,000.0	[4]	$ 189,100	[6]
Amortized Cost		3,990,000.0	[4]	184,700	[6]
Fair Value		$ 3,995,000.0	[4]	$ 185,100	[6]
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan 2
Coupon		8.61%	[3],[4]	7.57%	[6]
Spread		3.25%	[3],[4]	3.25%	[6]
Principal		$ 7,551,500	[4]	$ 698,300	[6]
Amortized Cost		7,549,700	[4]	693,000.0	[6]
Fair Value		$ 7,557,800	[4]	$ 688,900	[6]
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan 3
Coupon	[3],[4]	7.86%
Spread	[3],[4]	2.50%
Principal	[4]	$ 1,989,800
Amortized Cost	[4]	1,989,800
Fair Value	[4]	$ 1,987,800
Investment, Identifier [Axis]: Four Seasons Holdings Inc., First lien senior secured loan
Coupon	[3],[4]	7.96%
Spread	[3],[4]	2.50%
Principal	[4]	$ 11,110,300
Amortized Cost	[4]	11,123,600
Fair Value	[4]	$ 11,140,900
Investment, Identifier [Axis]: Freeport LNG Investments, LLLP, First lien senior secured loan 1
Coupon				7.24%
Spread				3.00%
Principal				$ 500,000.0
Amortized Cost				475,000.0
Fair Value				$ 471,700
Investment, Identifier [Axis]: Freeport LNG Investments, LLLP, First lien senior secured loan 2
Coupon				7.74%
Spread				3.50%
Principal				$ 149,600
Amortized Cost				142,000.0
Fair Value				$ 142,000.0
Investment, Identifier [Axis]: Froneri International Limited, First lien senior secured loan
Coupon	[6]			6.63%
Spread	[6]			2.25%
Principal	[6]			$ 1,113,800
Amortized Cost	[6]			1,084,900
Fair Value	[6]			$ 1,082,100
Investment, Identifier [Axis]: Fugue Finance LLC, First lien senior secured loan
Coupon		9.39%
Spread		4.00%
Principal		$ 4,974,900
Amortized Cost		4,952,400
Fair Value		$ 4,989,700
Investment, Identifier [Axis]: GC Waves Holdings, Inc., First lien senior secured loan
Coupon	[3],[4],[5]	11.46%
Spread	[3],[4],[5]	6.00%
Principal	[4],[5]	$ 2,092,500
Amortized Cost	[4],[5]	1,758,000.0
Fair Value	[4],[5]	$ 1,724,700
Investment, Identifier [Axis]: GIP Pilot Acquisition Partners, L.P., First lien senior secured loan
Coupon	[3]	8.39%
Spread	[3]	3.00%
Principal		$ 4,350,000.0
Amortized Cost		4,336,200
Fair Value		$ 4,346,400
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, Class A common units
Shares/Units (in shares)	[5]	100
Amortized Cost	[5]	$ 100,000.0
Fair Value	[5]	$ 90,800
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, First lien senior secured loan
Coupon	[3],[4],[5]	12.10%
Spread	[3],[4],[5]	6.75%
Principal	[4],[5]	$ 10,381,200
Amortized Cost	[4],[5]	10,006,000.0
Fair Value	[4],[5]	$ 10,381,200
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP, First lien senior secured loan
Coupon	[3],[4],[5]	11.36%
Spread	[3],[4],[5]	6.00%
Principal	[4],[5]	$ 10,000,000.0
Amortized Cost	[4],[5]	9,759,000.0
Fair Value	[4],[5]	$ 9,750,000.0
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP, Limited partnership interests
Shares/Units (in shares)	[5]	74,074
Amortized Cost	[5]	$ 74,700
Fair Value	[5]	$ 77,700
Investment, Identifier [Axis]: GTCR W Merger Sub LLC, First lien senior secured loan
Coupon	[3],[4]	9.08%
Spread	[3],[4]	3.75%
Principal	[4]	$ 17,900,000.0
Amortized Cost	[4]	17,843,900
Fair Value	[4]	$ 17,967,100
Investment, Identifier [Axis]: Gainwell Acquisition Corp.
Coupon	[3],[4]			8.73%
Spread	[3],[4]			4.00%
Principal	[4]			$ 598,500
Amortized Cost	[4]			564,100
Fair Value	[4]			$ 560,300
Investment, Identifier [Axis]: Gainwell Acquisition Corp., First lien senior secured loan
Coupon	[3],[4]	9.45%
Spread	[3],[4]	4.00%
Principal	[4]	$ 8,451,300
Amortized Cost	[4]	8,293,400
Fair Value	[4]	$ 8,197,800
Investment, Identifier [Axis]: Gates Global LLC, First lien senior secured loan 1
Coupon	[3],[4]	8.36%
Spread	[3],[4]	3.00%
Principal	[4]	$ 790,000.0
Amortized Cost	[4]	790,900
Fair Value	[4]	$ 791,700
Investment, Identifier [Axis]: Gates Global LLC, First lien senior secured loan 2
Coupon	[3],[4]	7.96%
Spread	[3],[4]	2.50%
Principal	[4]	$ 2,880,500
Amortized Cost	[4]	2,880,000.0
Fair Value	[4]	$ 2,882,300
Investment, Identifier [Axis]: Gems Menasa (Cayman) Limited, First lien senior secured loan
Coupon		10.40%	[3],[4]	8.57%
Spread		4.75%	[3],[4]	5.00%
Principal		$ 7,450,600	[4]	$ 750,000.0
Amortized Cost		7,471,000.0	[4]	748,100
Fair Value		$ 7,464,600	[4]	$ 742,100
Investment, Identifier [Axis]: Generac Power Systems, Inc., First lien senior secured loan
Coupon				5.97%
Spread				1.75%
Principal				$ 1,150,000.0
Amortized Cost				1,124,200
Fair Value				$ 1,116,600
Investment, Identifier [Axis]: Genesys Cloud Services Holdings I, LLC
Coupon	[3],[4]			8.38%
Spread	[3],[4]			4.00%
Principal	[4]			$ 400,000.0
Amortized Cost	[4]			391,000.0
Fair Value	[4]			$ 383,300
Investment, Identifier [Axis]: Genesys Cloud Services Holdings I, LLC, First lien senior secured loan
Coupon	[3],[4]	9.47%
Spread	[3],[4]	4.00%
Principal	[4]	$ 7,040,900
Amortized Cost	[4]	7,055,500
Fair Value	[4]	$ 7,063,500
Investment, Identifier [Axis]: Go Daddy Operating Company, LLC (GD Finance Co, Inc.), First lien senior secured loan
Coupon	[3],[4]	7.86%
Spread	[3],[4]	2.50%
Principal	[4]	$ 8,569,400
Amortized Cost	[4]	8,566,200
Fair Value	[4]	$ 8,591,600
Investment, Identifier [Axis]: Golden Entertainment, Inc.
Coupon	[3],[4]			7.39%
Spread	[3],[4]			3.00%
Principal	[4],[6]			$ 426,500
Amortized Cost	[4],[6]			425,400
Fair Value	[4],[6]			$ 424,900
Investment, Identifier [Axis]: GroundWorks, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	11.90%
Spread	[3],[4],[5]	6.50%
Principal	[4],[5]	$ 11,938,800
Amortized Cost	[4],[5]	11,631,400
Fair Value	[4],[5]	$ 11,938,800
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	11.38%
Spread	[3],[4],[5]	6.00%
Principal	[4],[5]	$ 6,131,500
Amortized Cost	[4],[5]	6,013,500
Fair Value	[4],[5]	$ 6,008,900
Investment, Identifier [Axis]: HIG Finance 2 Limited, First lien senior secured loan
Coupon	[3],[4]	9.36%
Spread	[3],[4]	4.00%
Principal	[4]	$ 10,473,700
Amortized Cost	[4]	10,440,000.0
Fair Value	[4]	$ 10,484,600
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan
Coupon	[3],[4],[5]	10.37%
Spread	[3],[4],[5]	5.00%
Principal	[4],[5]	$ 8,297,100
Amortized Cost	[4],[5]	8,116,800
Fair Value	[4],[5]	$ 8,060,500
Investment, Identifier [Axis]: HV Chimera LLC, First lien senior secured loan
Coupon	[8]	8.39%
Spread	[8]	2.80%
Principal	[8]	$ 2,397,300
Amortized Cost	[8]	2,362,800
Fair Value	[8]	$ 2,361,300
Investment, Identifier [Axis]: Hakken Midco B.V., First lien senior secured loan 1
Coupon	[3],[4],[5],[7]	10.94%
Spread	[3],[4],[5],[7]	7.00%
Principal	[4],[5],[7]	$ 4,222,600
Amortized Cost	[4],[5],[7]	4,118,800
Fair Value	[4],[5],[7]	$ 4,222,600
Investment, Identifier [Axis]: Hakken Midco B.V., First lien senior secured loan 2
Coupon	[3],[4],[5]	10.94%
Spread	[3],[4],[5]	7.00%
Principal	[4],[5]	$ 493,800
Amortized Cost	[4],[5]	424,800
Fair Value	[4],[5]	$ 493,800
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan
Coupon				9.23%
Spread				4.50%
Principal				$ 1,053,600
Amortized Cost				1,039,400
Fair Value				$ 1,035,600
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	11.87%
Spread	[3],[4],[5]	6.25%
Principal	[4],[5]	$ 6,989,600
Amortized Cost	[4],[5]	6,838,900
Fair Value	[4],[5]	$ 6,739,800
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured revolving loan
Coupon	[3],[4],[5]	11.62%
Spread	[3],[4],[5]	6.00%
Principal	[4],[5]	$ 600
Amortized Cost	[4],[5]	600
Fair Value	[4],[5]	$ 600
Investment, Identifier [Axis]: Helix Acquisition Holdings, Inc., First lien senior secured loan
Coupon	[3],[4],[5]	12.45%
Spread	[3],[4],[5]	7.00%
Principal	[4],[5]	$ 14,188,700
Amortized Cost	[4],[5]	13,808,900
Fair Value	[4],[5]	$ 14,188,700
Investment, Identifier [Axis]: Hg Saturn LuchaCo Limited, First lien senior secured loan
Coupon	[3],[4],[5]	12.69%
Spread	[3],[4],[5]	7.50%
Principal	[4],[5]	$ 1,529,500
Amortized Cost	[4],[5]	1,434,600
Fair Value	[4],[5]	$ 1,512,300
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., First lien senior secured loan
Coupon	[3],[4],[5]	10.96%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 1,721,100
Amortized Cost	[4],[5]	1,709,000.0
Fair Value	[4],[5]	$ 1,695,200
Investment, Identifier [Axis]: HighPeak Energy, Inc., First lien senior secured loan
Coupon		13.00%
Spread		7.50%
Principal		$ 25,000,000.0
Amortized Cost		24,436,800
Fair Value		$ 25,000,000.0
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, First lien senior secured loan
Coupon	[4]	8.93%
Spread	[4]	3.50%
Principal	[4]	$ 8,945,500
Amortized Cost	[4]	8,874,400
Fair Value	[4]	$ 8,955,400
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, First lien senior secured revolving loan
Coupon	[4],[8]	9.87%
Spread	[4],[8]	4.50%
Principal	[4],[8]	$ 600
Amortized Cost	[4],[8]	600
Fair Value	[4],[8]	$ 600
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, Limited partnership interest
Coupon	[4],[8]	11.38%
Spread	[4],[8]	6.00%
Principal	[4],[8]	$ 30,083,700
Amortized Cost	[4],[8]	29,483,100
Fair Value	[4],[8]	$ 29,433,400
Investment, Identifier [Axis]: Hilton Domestic Operating Company Inc., First lien senior secured loan
Coupon	[3]	7.46%
Spread	[3]	2.00%
Principal		$ 3,500,000.0
Amortized Cost		3,491,400
Fair Value		$ 3,510,600
Investment, Identifier [Axis]: Hub International Limited, First lien senior secured loan 1
Coupon		9.66%	[3],[4]	7.33%
Spread		4.25%	[3],[4]	3.00%
Principal		$ 9,314,600	[4]	$ 997,400
Amortized Cost		9,305,600	[4]	984,500
Fair Value		$ 9,349,800	[4]	$ 985,300
Investment, Identifier [Axis]: Hub International Limited, First lien senior secured loan 2
Coupon		9.37%	[3],[4]	7.69%	[6]
Spread		4.00%	[3],[4]	3.25%	[6]
Principal		$ 4,070,000.0	[4]	$ 997,500	[6]
Amortized Cost		4,067,700	[4]	971,300	[6]
Fair Value		$ 4,082,900	[4]	$ 969,800	[6]
Investment, Identifier [Axis]: Husky Injection Molding Systems Ltd., First lien senior secured loan
Coupon	[3]	8.47%
Spread	[3]	3.00%
Principal		$ 16,906,300
Amortized Cost		16,815,600
Fair Value		$ 16,871,200
Investment, Identifier [Axis]: Hyland Software, Inc.
Coupon	[3],[4]			7.88%
Spread	[3],[4]			3.50%
Principal	[4]			$ 997,400
Amortized Cost	[4]			985,700
Fair Value	[4]			$ 982,700
Investment, Identifier [Axis]: Hyland Software, Inc., First lien senior secured loan
Coupon	[3],[4],[5]	11.36%
Spread	[3],[4],[5]	6.00%
Principal	[4],[5]	$ 23,897,100
Amortized Cost	[4],[5]	23,551,900
Fair Value	[4],[5]	$ 23,538,600
Investment, Identifier [Axis]: Hyperion Refinance S.a r.l., First lien senior secured loan
Coupon	[3],[4]	8.75%
Spread	[3],[4]	3.25%
Principal	[4]	$ 7,829,200
Amortized Cost	[4]	7,827,500
Fair Value	[4]	$ 7,836,400
Investment, Identifier [Axis]: IQVIA Inc, First lien senior secured loan
Coupon	[4],[8]	11.64%
Spread	[4],[8]	6.25%
Principal	[4],[8]	$ 4,458,800
Amortized Cost	[4],[8]	4,349,400
Fair Value	[4],[8]	$ 4,347,300
Investment, Identifier [Axis]: IRB Holding Corp.
Coupon	[3],[4]			7.13%
Spread	[3],[4]			2.75%
Principal	[4]			$ 1,296,600
Amortized Cost	[4]			1,282,300
Fair Value	[4]			$ 1,283,400
Investment, Identifier [Axis]: IRB Holding Corp., First lien senior secured loan
Coupon	[3],[4]	8.46%
Spread	[3],[4]	3.00%
Principal	[4]	$ 12,692,500
Amortized Cost	[4]	12,617,700
Fair Value	[4]	$ 12,701,500
Investment, Identifier [Axis]: IRB Holding Corp., First lien senior secured loan 2
Coupon	[3],[4]			7.32%
Spread	[3],[4]			3.00%
Principal	[4]			$ 400,000.0
Amortized Cost	[4]			386,200
Fair Value	[4]			$ 387,700
Investment, Identifier [Axis]: ISolved, Inc., First lien senior secured loan
Coupon	[3],[4]	9.48%
Spread	[3],[4]	4.00%
Principal	[4]	$ 5,770,700
Amortized Cost	[4]	5,719,100
Fair Value	[4]	$ 5,770,700
Investment, Identifier [Axis]: Idemia Group S.A.S., First lien senior secured loan
Coupon	[3],[4]	10.10%
Spread	[3],[4]	4.75%
Principal	[4]	$ 3,980,000.0
Amortized Cost	[4]	3,943,400
Fair Value	[4]	$ 3,987,500
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc. and IHS Parent Holdings, L.P.
Coupon	[3],[4]			11.40%
Spread	[3],[4]			6.75%
Principal	[4],[5]			$ 3,409,100
Amortized Cost	[4],[5]			3,307,000.0
Fair Value	[4],[5]			$ 3,306,800
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc. and IHS Parent Holdings, L.P., Common units
Shares/Units (in shares)	[5]			50,000
Amortized Cost	[5]			$ 50,000.0
Fair Value	[5]			$ 50,000.0
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., D&S Amalco and IHS Parent Holdings, L.P., Class A units
Shares/Units (in shares)	[5]	50,000
Amortized Cost	[5]	$ 50,000.0
Fair Value	[5]	$ 65,200
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., D&S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 1
Coupon	[3],[4],[5]	12.20%
Spread	[3],[4],[5]	6.75%
Principal	[4],[5]	$ 4,108,300
Amortized Cost	[4],[5]	3,995,800
Fair Value	[4],[5]	$ 4,108,300
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., D&S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 2
Coupon	[3],[4],[5]	11.50%
Spread	[3],[4],[5]	6.00%
Principal	[4],[5]	$ 1,013,400
Amortized Cost	[4],[5]	842,900
Fair Value	[4],[5]	$ 1,050,800
Investment, Identifier [Axis]: Instructure Holdings, INC., First lien senior secured loan
Coupon	[3],[4]	8.68%
Spread	[3],[4]	2.75%
Principal	[4]	$ 9,176,600
Amortized Cost	[4]	9,112,000.0
Fair Value	[4]	$ 9,211,100
Investment, Identifier [Axis]: Iridium Satellite LLC, First lien senior secured loan
Coupon		7.86%	[4]	6.92%
Spread		2.50%	[4]	2.50%
Principal		$ 6,570,600	[4]	$ 498,600
Amortized Cost		6,562,400	[4]	495,500
Fair Value		$ 6,581,500	[4]	$ 493,400
Investment, Identifier [Axis]: Iron Mountain Information Management, LLC, First lien senior secured loan
Coupon	[7]	7.58%
Spread	[7]	2.25%
Principal	[7]	$ 5,500,000.0
Amortized Cost	[7]	5,458,800
Fair Value	[7]	$ 5,496,600
Investment, Identifier [Axis]: Isthmus Capital LLC, Common units
Shares/Units (in shares)	[5]	4
Fair Value	[5]	$ 22,100
Investment, Identifier [Axis]: Isthmus Capital LLC, First lien senior secured loan
Coupon	[3],[5]	9.50%
Principal	[5]	$ 1,905,100
Amortized Cost	[5]	1,883,200
Fair Value	[5]	$ 1,905,100
Investment, Identifier [Axis]: JNPPK 2023-1, Collaterized loan obligation
Coupon		10.12%
Spread		4.70%
Principal		$ 2,000,000.0
Amortized Cost		2,000,000.0
Fair Value		$ 2,011,900
Investment, Identifier [Axis]: KFC Holding Co.
Coupon	[3]			6.09%
Spread	[3]			1.75%
Principal	[6]			$ 399,000.0
Amortized Cost	[6]			392,000.0
Fair Value	[6]			$ 393,500
Investment, Identifier [Axis]: KKR 48, Collaterized loan obligation
Coupon		9.66%
Spread		4.30%
Principal		$ 2,000,000.0
Amortized Cost		2,000,000.0
Fair Value		$ 1,989,500
Investment, Identifier [Axis]: Keystone Agency Partners LLC, First lien senior secured loan
Coupon	[3],[4],[5]	10.96%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 10,690,900
Amortized Cost	[4],[5]	10,477,500
Fair Value	[4],[5]	$ 10,477,100
Investment, Identifier [Axis]: Kings Buyer, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	11.99%
Spread	[3],[4],[5]	6.50%
Principal	[4],[5]	$ 18,424,600
Amortized Cost	[4],[5]	18,161,700
Fair Value	[4],[5]	$ 18,148,200
Investment, Identifier [Axis]: LBM Acquisition LLC, First lien senior secured loan
Coupon	[3],[4]	9.21%
Spread	[3],[4]	3.75%
Principal	[4]	$ 5,765,300
Amortized Cost	[4]	5,659,400
Fair Value	[4]	$ 5,689,700
Investment, Identifier [Axis]: LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), First lien senior secured loan
Coupon		9.45%	[4]	6.58%
Spread		4.00%	[4]	3.25%
Principal		$ 10,355,000.0	[4]	$ 748,100
Amortized Cost		10,281,900	[4]	737,200
Fair Value		$ 10,359,900	[4]	$ 735,900
Investment, Identifier [Axis]: Lakeshore Learning Materials, LLC, First lien senior secured loan
Coupon		8.97%	[4]	8.23%
Spread		3.50%	[4]	3.50%
Principal		$ 10,267,000.0	[4]	$ 748,100
Amortized Cost		10,164,400	[4]	735,000.0
Fair Value		$ 10,247,800	[4]	$ 729,400
Investment, Identifier [Axis]: League One Volleyball, Inc., Series B preferred stock
Shares/Units (in shares)	[5]	194
Amortized Cost	[5]	$ 1,000.0
Fair Value	[5]	$ 1,000.0
Investment, Identifier [Axis]: Learning Care Group (US) No. 2 Inc., First lien senior secured loan
Coupon		10.13%	[3],[4]	7.98%
Spread		4.75%	[3],[4]	3.25%
Principal		$ 5,972,800	[4]	$ 498,700
Amortized Cost		5,942,100	[4]	466,300
Fair Value		$ 5,999,700	[4]	$ 461,300
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P.
Coupon	[3],[4]			12.54%
Spread	[3],[4]			7.50%
Principal	[4],[5]			$ 24,300
Amortized Cost	[4],[5]			18,800
Fair Value	[4],[5]			$ 23,600
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P., First lien senior secured loan
Coupon	[3],[4]	13.00%	[5]	12.54%
Spread	[3],[4]	7.50%	[5]	7.50%
Principal	[4],[5]	$ 9,719,600		$ 9,817,800
Amortized Cost	[4],[5]	9,487,100		9,524,100
Fair Value	[4],[5]	$ 9,719,600		$ 9,523,300
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P., Limited partnership interests
Shares/Units (in shares)	[5]	50,000		50,000
Amortized Cost	[5]	$ 50,000.0		$ 50,000.0
Fair Value	[5]	$ 48,800		$ 50,000.0
Investment, Identifier [Axis]: Lifepoint Health Inc, First lien senior secured loan
Coupon	[3]	11.17%
Spread	[3]	5.50%
Principal		$ 7,805,100
Amortized Cost		7,573,600
Fair Value		$ 7,771,900
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan 1
Coupon	[3],[4],[5]	11.70%
Spread	[3],[4],[5]	6.25%
Principal	[4],[5]	$ 15,000,000.0
Amortized Cost	[4],[5]	14,746,200
Fair Value	[4],[5]	$ 15,000,000.0
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan 2
Coupon	[3],[4],[5]	10.86%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 1,254,000.0
Amortized Cost	[4],[5]	1,228,400
Fair Value	[4],[5]	$ 1,209,300
Investment, Identifier [Axis]: LiveBarn Inc., Middle preferred shares
Shares/Units (in shares)	[5]	2,838,691
Amortized Cost	[5]	$ 10,000,000.0
Fair Value	[5]	$ 10,000,000.0
Investment, Identifier [Axis]: MAGNE 2023-36, Collaterized loan obligation
Coupon		10.31%
Spread		4.90%
Principal		$ 1,750,000.0
Amortized Cost		1,750,000.0
Fair Value		$ 1,765,900
Investment, Identifier [Axis]: MH Sub I, LLC (Micro Holding Corp.), First lien senior secured loan
Coupon				8.13%
Spread				3.75%
Principal				$ 997,400
Amortized Cost				973,200
Fair Value				$ 967,600
Investment, Identifier [Axis]: MKS Instruments, Inc., First lien senior secured loan
Coupon	[4],[7]	7.84%
Spread	[4],[7]	2.50%
Principal	[4],[7]	$ 4,482,200
Amortized Cost	[4],[7]	4,471,300
Fair Value	[4],[7]	$ 4,486,700
Investment, Identifier [Axis]: Madison IAQ LLC, First lien senior secured loan
Coupon				7.99%
Spread				3.25%
Principal				$ 1,246,800
Amortized Cost				1,158,900
Fair Value				$ 1,157,200
Investment, Identifier [Axis]: Mamba Purchaser, Inc., First lien senior secured loan
Coupon		8.97%	[3],[4]	7.89%
Spread		3.50%	[3],[4]	3.50%
Principal		$ 13,358,900	[4]	$ 1,296,600
Amortized Cost		13,266,300	[4]	1,245,000.0
Fair Value		$ 13,334,000.0	[4]	$ 1,235,600
Investment, Identifier [Axis]: Maravai Intermediate Holdings, LLC, First lien senior secured loan
Coupon	[4],[8]	9.69%
Spread	[4],[8]	5.75%
Principal	[4],[8]	$ 667,100
Amortized Cost	[4],[8]	581,800
Fair Value	[4],[8]	$ 665,500
Investment, Identifier [Axis]: Marcel Bidco GmbH, First lien senior secured loan
Coupon	[3],[4]	9.81%
Spread	[3],[4]	4.50%
Principal	[4]	$ 10,312,900
Amortized Cost	[4]	10,255,500
Fair Value	[4]	$ 10,355,900
Investment, Identifier [Axis]: Mauser Packaging Solutions Holding Company, First lien senior secured loan
Coupon				7.37%
Spread				3.25%
Principal				$ 1,246,700
Amortized Cost				1,217,400
Fair Value				$ 1,215,700
Investment, Identifier [Axis]: Max US Bidco Inc., First lien senior secured loan
Coupon		10.35%
Spread		5.00%
Principal		$ 25,000,000.0
Amortized Cost		22,981,300
Fair Value		$ 23,287,500
Investment, Identifier [Axis]: Medline Borrower, LP, First lien senior secured loan
Coupon		8.47%	[3],[4]	7.63%
Spread		3.00%	[3],[4]	3.25%
Principal		$ 12,972,600	[4]	$ 798,000.0
Amortized Cost		12,919,400	[4]	761,100
Fair Value		$ 13,025,300	[4]	$ 757,300
Investment, Identifier [Axis]: Midcap Financial Issuer Trust, Senior subordinated loan
Coupon	[3]	6.50%
Principal		$ 5,000,000.0
Amortized Cost		4,438,100
Fair Value		$ 4,688,800
Investment, Identifier [Axis]: Mirion Technologies (US Holdings), Inc., First lien senior secured loan
Coupon		8.36%
Spread		2.75%
Principal		$ 3,671,400
Amortized Cost		3,673,600
Fair Value		$ 3,681,500
Investment, Identifier [Axis]: Mitchell International, Inc., First lien senior secured loan 1
Coupon	[3],[4]	9.40%
Spread	[3],[4]	3.75%
Principal	[4]	$ 15,000,000.0
Amortized Cost	[4]	14,647,000.0
Fair Value	[4]	$ 14,974,100
Investment, Identifier [Axis]: Mitchell International, Inc., First lien senior secured loan 2
Coupon	[3],[4]	9.40%
Spread	[3],[4]	3.75%
Principal	[4]	$ 99,700
Amortized Cost	[4]	97,400
Fair Value	[4]	$ 99,600
Investment, Identifier [Axis]: Mitchell International, Inc., Second lien senior secured loan
Coupon	[3],[4]	12.15%
Spread	[3],[4]	6.50%
Principal	[4]	$ 145,800
Amortized Cost	[4]	134,700
Fair Value	[4]	$ 142,800
Investment, Identifier [Axis]: Monroe Capital Income Plus Corporation, Senior subordinated loan
Coupon	[3],[5]	9.42%
Principal	[5]	$ 10,000,000.0
Amortized Cost	[5]	10,000,000.0
Fair Value	[5]	$ 10,506,900
Investment, Identifier [Axis]: Mosel Bidco SE, First lien senior secured loan
Coupon	[3],[4],[5]	10.10%
Spread	[3],[4],[5]	4.75%
Principal	[4],[5]	$ 8,112,100
Amortized Cost	[4],[5]	8,108,600
Fair Value	[4],[5]	$ 8,112,100
Investment, Identifier [Axis]: Motion Acquisition Limited, First lien senior secured loan
Coupon	[3]	8.86%
Spread	[3]	3.25%
Principal		$ 11,081,500
Amortized Cost		11,030,800
Fair Value		$ 11,081,500
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, Class B limited liability company interest
Shares/Units (as a percent)	[8]	0.18
Amortized Cost	[8]	$ 100,000.0
Fair Value	[8]	$ 104,300
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, First lien senior secured loan
Coupon	[4],[8]	11.70%
Spread	[4],[8]	6.25%
Principal	[4],[8]	$ 9,426,300
Amortized Cost	[4],[8]	9,175,100
Fair Value	[4],[8]	$ 9,426,300
Investment, Identifier [Axis]: NASCAR Holdings, LLC, First lien senior secured loan
Coupon		7.97%	[3]	6.88%
Spread		2.50%	[3]	2.50%
Principal		$ 895,500		$ 482,300
Amortized Cost		897,600		481,100
Fair Value		$ 897,900		$ 480,800
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan
Coupon	[4],[5]	10.22%
Coupon, PIK	[4],[5]	1.50%
Spread	[3],[5]	4.75%
Principal	[5]	$ 6,038,500
Amortized Cost	[5]	5,871,200
Fair Value	[5]	$ 5,736,600
Investment, Identifier [Axis]: NFP Corp., First lien senior secured loan
Coupon	[3]	8.72%
Spread	[3]	3.25%
Principal		$ 8,274,200
Amortized Cost		8,177,900
Fair Value		$ 8,309,100
Investment, Identifier [Axis]: Netsmart, Inc.
Coupon	[3],[4]			8.38%
Spread	[3],[4]			4.00%
Principal	[4]			$ 997,500
Amortized Cost	[4]			965,000.0
Fair Value	[4]			$ 958,800
Investment, Identifier [Axis]: Netsmart, Inc. and Netsmart Technologies, Inc., First lien senior secured loan
Coupon	[3],[4]	9.22%
Spread	[3],[4]	3.75%
Principal	[4]	$ 34,874,800
Amortized Cost	[4]	34,649,100
Fair Value	[4]	$ 34,891,200
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, Class A-2 common units
Shares/Units (in shares)	[8]	23,290
Amortized Cost	[8]	$ 2,329,000.0
Fair Value	[8]	$ 2,329,000.0
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, First lien senior secured loan
Coupon	[4],[8]	10.87%
Spread	[4],[8]	5.50%
Principal	[4],[8]	$ 12,348,100
Amortized Cost	[4],[8]	11,947,600
Fair Value	[4],[8]	$ 11,746,100
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, First lien senior secured revolving loan
Coupon	[4],[8]	10.87%
Spread	[4],[8]	5.50%
Principal	[4],[8]	$ 321,600
Amortized Cost	[4],[8]	271,300
Fair Value	[4],[8]	$ 270,100
Investment, Identifier [Axis]: Next Holdco, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	11.37%
Spread	[3],[4],[5]	6.00%
Principal	[4],[5]	$ 5,786,100
Amortized Cost	[4],[5]	5,700,900
Fair Value	[4],[5]	$ 5,699,400
Investment, Identifier [Axis]: Nexus Buyer LLC, First lien senior secured loan
Coupon				8.13%
Spread				3.75%
Principal				$ 498,700
Amortized Cost				478,100
Fair Value				$ 476,800
Investment, Identifier [Axis]: Nomi Health, Inc., First lien senior secured loan
Coupon	[3],[4],[5]	13.64%
Spread	[3],[4],[5]	8.25%
Principal	[4],[5]	$ 11,639,200
Amortized Cost	[4],[5]	11,319,600
Fair Value	[4],[5]	$ 11,290,000.0
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	11.86%
Spread	[3],[4],[5]	6.50%
Principal	[4],[5]	$ 3,413,400
Amortized Cost	[4],[5]	3,312,000.0
Fair Value	[4],[5]	$ 3,413,400
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured loan 1
Coupon	[5],[6]			11.05%
Spread	[5],[6]			6.50%
Principal	[4],[5],[6]			$ 774,400
Amortized Cost	[4],[5],[6]			751,200
Fair Value	[4],[5],[6]			$ 751,200
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured loan 2
Coupon	[5],[6]			11.05%
Spread	[5],[6]			6.50%
Principal	[4],[5],[6]			$ 705,700
Amortized Cost	[4],[5],[6]			630,000.0
Fair Value	[4],[5],[6]			$ 684,500
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	11.01%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 7,100
Amortized Cost	[4],[5]	6,500
Fair Value	[4],[5]	$ 7,100
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, Common units
Shares/Units (in shares)	[5]	76,923
Amortized Cost	[5]	$ 100,000.0
Fair Value	[5]	$ 109,400
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, First lien senior secured loan
Coupon	[3],[4],[5]	12.18%
Spread	[3],[4],[5]	6.50%
Principal	[4],[5]	$ 11,499,100
Amortized Cost	[4],[5]	11,145,200
Fair Value	[4],[5]	$ 11,499,100
Investment, Identifier [Axis]: OAKC 2022-12, Collaterized loan obligation
Coupon		10.42%
Spread		5.00%
Principal		$ 2,000,000.0
Amortized Cost		2,000,000.0
Fair Value		$ 1,992,200
Investment, Identifier [Axis]: OAKC 2023-15, Collaterized loan obligation
Coupon		10.12%
Spread		5.00%
Principal		$ 2,000,000.0
Amortized Cost		2,000,000.0
Fair Value		$ 2,047,400
Investment, Identifier [Axis]: OAKC 2023-16, Collaterized loan obligation
Coupon		9.36%
Spread		4.00%
Principal		$ 2,000,000.0
Amortized Cost		2,000,000.0
Fair Value		$ 1,994,600
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, Class A2 units
Shares/Units (in shares)	[5]	102,501
Amortized Cost	[5]	$ 2,050,000.0
Fair Value	[5]	$ 2,050,000.0
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured loan
Coupon	[3],[4],[5]	11.09%
Spread	[3],[4],[5]	5.75%
Principal	[4],[5]	$ 9,196,400
Amortized Cost	[4],[5]	9,017,000.0
Fair Value	[4],[5]	$ 9,012,500
Investment, Identifier [Axis]: Oculus Acquisition Corp., First lien senior secured loan
Coupon				7.24%
Spread				3.50%
Principal				$ 997,500
Amortized Cost				967,600
Fair Value				$ 963,800
Investment, Identifier [Axis]: Omnia Partners, LLC, First lien senior secured loan
Coupon	[3]	9.63%
Spread	[3]	4.25%
Principal		$ 4,570,600
Amortized Cost		4,527,600
Fair Value		$ 4,596,400
Investment, Identifier [Axis]: OneDigital Borrower LLC, First lien senior secured loan
Coupon	[3],[4],[5]	9.71%
Spread	[3],[4],[5]	4.25%
Principal	[4],[5]	$ 4,987,300
Amortized Cost	[4],[5]	4,950,900
Fair Value	[4],[5]	$ 4,987,300
Investment, Identifier [Axis]: Open Text Corporation
Coupon	[3],[4]			7.93%
Spread	[3],[4]			3.50%
Principal	[4],[6]			$ 777,600
Amortized Cost	[4],[6]			761,500
Fair Value	[4],[6]			$ 758,700
Investment, Identifier [Axis]: Open Text Corporation, First lien senior secured loan
Coupon	[3],[4]	8.21%
Spread	[3],[4]	2.75%
Principal	[4]	$ 7,533,000.0
Amortized Cost	[4]	7,515,600
Fair Value	[4]	$ 7,545,300
Investment, Identifier [Axis]: Option Care Health Inc, First lien senior secured loan
Coupon	[3],[4]	8.22%
Spread	[3],[4]	2.75%
Principal	[4]	$ 5,894,900
Amortized Cost	[4]	5,893,500
Fair Value	[4]	$ 5,914,500
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	11.62%
Spread	[3],[4],[5]	6.25%
Principal	[4],[5]	$ 9,066,700
Amortized Cost	[4],[5]	8,777,400
Fair Value	[4],[5]	$ 9,066,700
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC, Preferred units
Shares/Units (in shares)	[5]	1,333,333
Amortized Cost	[5]	$ 1,315,500
Fair Value	[5]	$ 1,333,300
Investment, Identifier [Axis]: Packaging Coordinators Midco, Inc., First lien senior secured loan
Coupon	[4]	8.45%
Spread	[4]	3.00%
Principal	[4]	$ 7,946,300
Amortized Cost	[4]	7,841,300
Fair Value	[4]	$ 7,827,100
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc., First lien senior secured loan
Coupon	[3]	12.13%
Coupon, PIK	[3]	3.38%
Spread	[3],[4],[5]	6.75%
Principal	[4],[5]	$ 21,214,900
Amortized Cost	[4],[5]	20,699,700
Fair Value	[4],[5]	$ 20,684,500
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc., First lien senior secured revolving loan
Coupon	[3],[4],[5]	9.38%
Spread	[3],[4],[5]	4.00%
Principal	[4],[5]	$ 500
Amortized Cost	[4],[5]	500
Fair Value	[4],[5]	$ 500
Investment, Identifier [Axis]: Particle Luxembourg S.a.r.l.
Coupon	[3],[4]			9.98%
Spread	[3],[4]			5.25%
Principal	[4],[6]			$ 463,700
Amortized Cost	[4],[6]			452,100
Fair Value	[4],[6]			$ 448,700
Investment, Identifier [Axis]: Particle Luxembourg S.a.r.l., First lien senior secured loan
Coupon	[3],[4]	10.72%
Spread	[3],[4]	5.25%
Principal	[4]	$ 1,447,700
Amortized Cost	[4]	1,427,500
Fair Value	[4]	$ 1,440,500
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan 1
Coupon	[3],[4],[5]	14.25%
Spread	[3],[4],[5]	5.75%
Principal	[4],[5]	$ 32,400
Amortized Cost	[4],[5]	31,500
Fair Value	[4],[5]	$ 32,400
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan 2
Coupon	[3],[4],[5]	12.21%
Spread	[3],[4],[5]	6.75%
Principal	[4],[5]	$ 13,779,800
Amortized Cost	[4],[5]	13,386,200
Fair Value	[4],[5]	$ 13,779,800
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured revolving loan
Coupon	[3],[4],[5]	12.21%
Spread	[3],[4],[5]	6.75%
Principal	[4],[5]	$ 166,100
Amortized Cost	[4],[5]	144,900
Fair Value	[4],[5]	$ 166,100
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., Limited partnership interests
Shares/Units (in shares)	[5]	80,390
Amortized Cost	[5]	$ 80,400
Fair Value	[5]	$ 79,400
Investment, Identifier [Axis]: Peer Holding III B.V., First lien senior secured loan
Coupon		8.60%
Spread		3.25%
Principal		$ 5,000,000.0
Amortized Cost		4,962,500
Fair Value		$ 5,010,400
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, Class A units
Shares/Units (in shares)	[5]	8
Amortized Cost	[5]	$ 100,000.0
Fair Value	[5]	$ 128,000.0
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	12.03%
Spread	[3],[4],[5]	6.50%
Principal	[4],[5]	$ 9,845,600
Amortized Cost	[4],[5]	9,603,100
Fair Value	[4],[5]	$ 9,845,600
Investment, Identifier [Axis]: Pike Corporation, First lien senior secured loan
Coupon		8.47%	[3]	7.82%
Spread		3.00%	[3]	3.50%
Principal		$ 7,535,600		$ 897,800
Amortized Cost		7,535,600		888,000.0
Fair Value		$ 7,551,300		$ 889,100
Investment, Identifier [Axis]: PointClickCare Technologies Inc., First lien senior secured loan
Coupon		8.61%	[3],[4]	7.75%
Spread		3.00%	[3],[4]	3.00%
Principal		$ 5,975,500	[4]	$ 1,391,500
Amortized Cost		5,964,300	[4]	1,363,400
Fair Value		$ 5,968,000.0	[4]	$ 1,349,700
Investment, Identifier [Axis]: Polaris Newco, LLC, First lien senior secured loan
Coupon		9.47%	[3],[4]	8.73%
Spread		4.00%	[3],[4]	4.00%
Principal		$ 4,481,300	[4]	$ 548,600
Amortized Cost		4,284,800	[4]	504,500
Fair Value		$ 4,415,200	[4]	$ 499,400
Investment, Identifier [Axis]: Precision Medicine Group, LLC, First lien senior secured loan
Coupon	[4]	9.11%
Spread	[4]	3.50%
Principal	[4]	$ 9,279,600
Amortized Cost	[4]	9,245,000.0
Fair Value	[4]	$ 9,274,400
Investment, Identifier [Axis]: Pregis TopCo LLC, First lien senior secured loan
Coupon				8.19%
Spread				3.75%
Principal				$ 1,196,900
Amortized Cost				1,170,000.0
Fair Value				$ 1,161,300
Investment, Identifier [Axis]: Pretium PKG Holdings, Inc., First lien senior secured loan
Coupon				7.74%
Spread				4.00%
Principal				$ 299,200
Amortized Cost				239,400
Fair Value				$ 237,700
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	13.40%
Coupon, PIK	[3],[4],[5]	4.00%
Spread	[3],[4],[5]	8.00%
Principal	[4],[5]	$ 19,060,000.0
Amortized Cost	[4],[5]	18,152,900
Fair Value	[4],[5]	$ 18,699,200
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured revolving loan
Coupon	[3],[4],[5]	10.89%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 500
Amortized Cost	[4],[5]	500
Fair Value	[4],[5]	$ 500
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, Warrant to purchase units of Class A common units
Shares/Units (in shares)	[5]	26,353
Amortized Cost	[5]	$ 449,600
Fair Value	[5]	$ 809,300
Investment, Identifier [Axis]: Pro Mach Group, Inc., First lien senior secured loan
Coupon				9.51%
Spread				5.00%
Principal				$ 1,000,000.0
Amortized Cost				950,000.0
Fair Value				$ 960,000.0
Investment, Identifier [Axis]: Project Accelerate Parent, LLC, First lien senior secured loan
Coupon		9.89%	[3],[4]	8.63%
Spread		4.25%	[3],[4]	4.25%
Principal		$ 17,094,900	[4]	$ 847,800
Amortized Cost		17,005,700	[4]	800,300
Fair Value		$ 17,052,200	[4]	$ 792,700
Investment, Identifier [Axis]: Project Boost Purchaser, LLC
Coupon	[3]			7.88%
Spread	[3]			3.50%
Principal				$ 1,496,100
Amortized Cost				1,448,300
Fair Value				$ 1,439,300
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, First lien senior secured loan 1
Coupon	[3]	8.97%
Spread	[3]	3.50%
Principal		$ 11,065,700
Amortized Cost		10,954,300
Fair Value		$ 11,063,200
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, First lien senior secured loan 2
Coupon	[3],[4]	8.97%
Spread	[3],[4]	3.50%
Principal	[4]	$ 10,168,000.0
Amortized Cost	[4]	10,142,900
Fair Value	[4]	$ 10,159,500
Investment, Identifier [Axis]: Proofpoint, Inc., First lien senior secured loan
Coupon	[3],[4]	8.72%		7.98%
Spread	[3],[4]	3.25%		3.25%
Principal	[4]	$ 17,676,600		$ 997,500
Amortized Cost	[4]	17,529,500		960,800
Fair Value	[4]	$ 17,658,200		$ 957,000.0
Investment, Identifier [Axis]: Propulsion (BC) Newco LLC, First lien senior secured loan
Coupon	[3],[4]	9.10%
Spread	[3],[4]	3.75%
Principal	[4]	$ 7,841,300
Amortized Cost	[4]	7,819,900
Fair Value	[4]	$ 7,842,800
Investment, Identifier [Axis]: PushPay USA Inc., First lien senior secured loan
Coupon	[3],[4],[5]	12.28%
Spread	[3],[4],[5]	6.75%
Principal	[4],[5]	$ 4,631,200
Amortized Cost	[4],[5]	4,505,100
Fair Value	[4],[5]	$ 4,584,900
Investment, Identifier [Axis]: Quartz AcquireCo, LLC, First lien senior secured loan
Coupon	[3],[5]	8.86%
Spread	[3],[5]	3.50%
Principal	[5]	$ 6,483,800
Amortized Cost	[5]	6,472,500
Fair Value	[5]	$ 6,500,000.0
Investment, Identifier [Axis]: Quest Software US Holdings Inc., First lien senior secured loan
Coupon		9.78%	[3],[4]	8.49%
Spread		4.25%	[3],[4]	4.25%
Principal		$ 1,994,900	[4]	$ 314,000.0
Amortized Cost		1,687,000.0	[4]	244,900
Fair Value		$ 1,515,600	[4]	$ 240,900
Investment, Identifier [Axis]: R1 RCM Inc., First lien senior secured loan
Coupon	[3]	10.33%
Spread	[3]	5.00%
Principal		$ 1,180,000.0
Amortized Cost		1,165,700
Fair Value		$ 1,178,900
Investment, Identifier [Axis]: Radiant Intermediate Holding, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	11.24%
Spread	[3],[4],[5]	5.75%
Principal	[4],[5]	$ 905,400
Amortized Cost	[4],[5]	885,600
Fair Value	[4],[5]	$ 869,200
Investment, Identifier [Axis]: Radnet Management, Inc., First lien senior secured loan
Coupon	[3],[4]	8.64%
Spread	[3],[4]	3.00%
Principal	[4]	$ 14,165,500
Amortized Cost	[4]	14,165,200
Fair Value	[4]	$ 14,195,700
Investment, Identifier [Axis]: RealPage, Inc., First lien senior secured loan
Coupon	[3],[4]	8.47%
Spread	[3],[4]	3.00%
Principal	[4]	$ 14,683,000.0
Amortized Cost	[4]	14,572,600
Fair Value	[4]	$ 14,549,000.0
Investment, Identifier [Axis]: RealPage, Inc., Second lien senior secured loan
Coupon	[3],[4],[5]	11.97%
Spread	[3],[4],[5]	6.50%
Principal	[4],[5]	$ 10,535,000.0
Amortized Cost	[4],[5]	10,456,400
Fair Value	[4],[5]	$ 10,535,000.0
Investment, Identifier [Axis]: Red Ventures, LLC (New Imagitas, Inc.), First lien senior secured loan
Coupon				6.88%
Spread				2.50%
Principal				$ 497,600
Amortized Cost				492,000.0
Fair Value				$ 493,700
Investment, Identifier [Axis]: Restaurant Brands International Inc., First lien senior secured loan
Coupon	[3]	7.61%
Spread	[3]	2.25%
Principal		$ 12,000,000.0
Amortized Cost		11,966,200
Fair Value		$ 11,995,700
Investment, Identifier [Axis]: SCIH Salt Holdings Inc., First lien senior secured loan
Coupon		8.71%	[4]	8.41%
Spread		3.25%	[4]	4.00%
Principal		$ 9,007,800	[4]	$ 892,200
Amortized Cost		8,982,700	[4]	868,600
Fair Value		$ 8,996,600	[4]	$ 865,200
Investment, Identifier [Axis]: SRS Distribution Inc., First lien senior secured loan
Coupon		8.96%	[3],[4]	7.88%
Spread		3.50%	[3],[4]	3.50%
Principal		$ 1,877,700	[4]	$ 690,700
Amortized Cost		1,870,900	[4]	661,400
Fair Value		$ 1,875,400	[4]	$ 659,000.0
Investment, Identifier [Axis]: Safe Fleet Holdings LLC, First lien senior secured loan
Coupon		9.21%		8.07%
Spread		3.75%		3.75%
Principal		$ 2,782,700		$ 1,561,100
Amortized Cost		2,727,500		1,512,300
Fair Value		$ 2,786,800		$ 1,505,500
Investment, Identifier [Axis]: Saturn Purchaser Corp., First lien senior secured loan 1
Coupon	[3],[4],[5]	10.71%
Spread	[3],[4],[5]	5.25%
Principal	[4],[5]	$ 537,600
Amortized Cost	[4],[5]	535,100
Fair Value	[4],[5]	$ 534,900
Investment, Identifier [Axis]: Saturn Purchaser Corp., First lien senior secured loan 2
Coupon	[3],[4],[5]	11.01%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 7,765,200
Amortized Cost	[4],[5]	7,729,300
Fair Value	[4],[5]	$ 7,726,400
Investment, Identifier [Axis]: Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), First lien senior secured loan
Coupon	[3]	9.11%
Spread	[3]	3.75%
Principal		$ 8,076,900
Amortized Cost		8,049,700
Fair Value		$ 8,095,900
Investment, Identifier [Axis]: Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), First lien senior secured loan 1
Coupon				7.63%
Spread				3.25%
Principal				$ 1,346,500
Amortized Cost				1,308,100
Fair Value				$ 1,308,000.0
Investment, Identifier [Axis]: Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), First lien senior secured loan 2
Coupon				8.13%
Spread				3.75%
Principal				$ 399,000.0
Amortized Cost				389,600
Fair Value				$ 391,100
Investment, Identifier [Axis]: Select Medical Corporation, First lien senior secured loan
Coupon	[3]	8.36%
Spread	[3]	3.00%
Principal		$ 5,563,500
Amortized Cost		5,538,800
Fair Value		$ 5,558,200
Investment, Identifier [Axis]: Service Logic Acquisition, Inc. and MSHC, Inc.
Coupon	[3],[4]			8.37%
Spread	[3],[4]			4.00%
Principal	[4]			$ 1,496,200
Amortized Cost	[4]			1,430,200
Fair Value	[4]			$ 1,413,900
Investment, Identifier [Axis]: Service Logic Acquisition, Inc. and MSHC, Inc., First lien senior secured loan 1
Coupon	[3],[4]	9.64%
Spread	[3],[4]	4.00%
Principal	[4]	$ 5,361,400
Amortized Cost	[4]	5,331,900
Fair Value	[4]	$ 5,352,500
Investment, Identifier [Axis]: Service Logic Acquisition, Inc. and MSHC, Inc., First lien senior secured loan 2
Coupon	[3],[4],[5]	11.14%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 14,113,900
Amortized Cost	[4],[5]	13,897,000.0
Fair Value	[4],[5]	$ 14,113,900
Investment, Identifier [Axis]: Severin Acquisition, LLC, First lien senior secured loan
Coupon	[3]	8.60%
Spread	[3]	3.25%
Principal		$ 10,461,900
Amortized Cost		10,441,600
Fair Value		$ 10,494,600
Investment, Identifier [Axis]: Sharp Midco LLC, First lien senior secured loan 1
Coupon	[3],[4],[5]	9.45%
Spread	[3],[4],[5]	4.00%
Principal	[4],[5]	$ 1,989,900
Amortized Cost	[4],[5]	1,989,900
Fair Value	[4],[5]	$ 1,992,400
Investment, Identifier [Axis]: Sharp Midco LLC, First lien senior secured loan 2
Coupon	[3],[4]	9.85%
Spread	[3],[4]	4.50%
Principal	[4]	$ 3,350,000.0
Amortized Cost	[4]	3,301,900
Fair Value	[4]	$ 3,345,800
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., Common stock
Shares/Units (in shares)	[8]	100
Amortized Cost	[8]	$ 100,000.0
Fair Value	[8]	$ 187,700
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., First lien senior secured loan
Coupon	[4],[8]	13.10%
Spread	[4],[8]	7.75%
Principal	[4],[8]	$ 14,924,000.0
Amortized Cost	[4],[8]	14,526,300
Fair Value	[4],[8]	$ 14,924,000.0
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., First lien senior secured revolving loan
Coupon	[4],[8]	11.35%
Spread	[4],[8]	6.00%
Principal	[4],[8]	$ 600
Amortized Cost	[4],[8]	600
Fair Value	[4],[8]	$ 600
Investment, Identifier [Axis]: Simon & Schuster, Inc., First lien senior secured loan
Coupon		9.39%
Spread		4.00%
Principal		$ 11,571,400
Amortized Cost		11,502,900
Fair Value		$ 11,600,400
Investment, Identifier [Axis]: Solar Bidco Limited, First lien senior secured loan
Coupon	[4],[7]	8.40%
Spread	[4],[7]	3.00%
Principal	[4],[7]	$ 10,372,500
Amortized Cost	[4],[7]	10,349,900
Fair Value	[4],[7]	$ 10,078,600
Investment, Identifier [Axis]: Sophia, L.P., First lien senior secured loan 1
Coupon		8.96%	[3],[4]	8.23%
Spread		3.50%	[3],[4]	3.50%
Principal		$ 12,330,900	[4]	$ 997,500
Amortized Cost		12,234,100	[4]	965,100
Fair Value		$ 12,342,500	[4]	$ 960,700
Investment, Identifier [Axis]: Sophia, L.P., First lien senior secured loan 2
Coupon		9.61%	[3],[4]	8.57%
Spread		4.25%	[3],[4]	4.25%
Principal		$ 916,800	[4]	$ 298,500
Amortized Cost		906,200	[4]	291,300
Fair Value		$ 914,700	[4]	$ 289,500
Investment, Identifier [Axis]: Sotera Health Holdings, LLC, First lien senior secured loan 1
Coupon	[3],[4]	9.11%
Spread	[3],[4]	3.75%
Principal	[4]	$ 2,985,000.0
Amortized Cost	[4]	2,985,000.0
Fair Value	[4]	$ 2,983,100
Investment, Identifier [Axis]: Sotera Health Holdings, LLC, First lien senior secured loan 2
Coupon	[3],[4]	8.39%
Spread	[3],[4]	2.75%
Principal	[4]	$ 6,500,000.0
Amortized Cost	[4]	6,481,700
Fair Value	[4]	$ 6,489,100
Investment, Identifier [Axis]: Specialty Building Products Holdings, LLC, First lien senior secured loan
Coupon	[3],[4]	9.21%
Spread	[3],[4]	3.75%
Principal	[4]	$ 5,965,900
Amortized Cost	[4]	5,905,100
Fair Value	[4]	$ 5,950,900
Investment, Identifier [Axis]: Star US Bidco LLC, First lien senior secured loan
Coupon	[3],[4]	9.71%
Spread	[3],[4]	4.25%
Principal	[4]	$ 6,500,000.0
Amortized Cost	[4]	6,452,600
Fair Value	[4]	$ 6,488,600
Investment, Identifier [Axis]: Station Casinos LLC
Coupon	[3],[4]			6.64%
Spread	[3],[4]			2.25%
Principal	[4],[6]			$ 567,400
Amortized Cost	[4],[6]			554,300
Fair Value	[4],[6]			$ 552,900
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	10.78%
Spread	[3],[4],[5]	5.25%
Principal	[4],[5]	$ 1,917,700
Amortized Cost	[4],[5]	1,879,600
Fair Value	[4],[5]	$ 1,879,300
Investment, Identifier [Axis]: Sugar PPC Buyer LLC, First lien senior secured loan
Coupon	[4],[8]	11.60%
Spread	[4],[8]	6.25%
Principal	[4],[8]	$ 11,707,300
Amortized Cost	[4],[8]	11,417,300
Fair Value	[4],[8]	$ 11,414,600
Investment, Identifier [Axis]: Summit Materials, LLC, First lien senior secured loan
Coupon		8.33%		7.47%
Spread		3.00%		3.00%
Principal		$ 4,000,000.0		$ 500,000.0	[6]
Amortized Cost		3,990,000.0		495,000.0	[6]
Fair Value		$ 4,012,500		$ 499,400	[6]
Investment, Identifier [Axis]: Sunshine Luxembourg VII S.a r.l., First lien senior secured loan
Coupon	[4]	8.95%
Spread	[4]	3.50%
Principal	[4]	$ 21,165,900
Amortized Cost	[4]	21,061,900
Fair Value	[4]	$ 21,256,700
Investment, Identifier [Axis]: Surgery Center Holdings, Inc., First lien senior secured loan
Coupon	[3]	8.86%
Spread	[3]	3.50%
Principal		$ 9,528,200
Amortized Cost		9,518,100
Fair Value		$ 9,556,000.0
Investment, Identifier [Axis]: Switch Master Holdco LLC, First lien senior secured loan
Coupon		8.36%
Spread		3.00%
Principal		$ 27,355,900
Amortized Cost		26,498,900
Fair Value		$ 26,398,500
Investment, Identifier [Axis]: Sycamore Buyer LLC, First lien senior secured loan
Coupon				6.69%
Spread				2.25%
Principal				$ 1,000,000.0
Amortized Cost				980,000.0
Fair Value				$ 973,500
Investment, Identifier [Axis]: TCIFC 2023-2, Collaterized loan obligation
Coupon		10.71%
Spread		5.30%
Principal		$ 2,500,000.0
Amortized Cost		2,500,000.0
Fair Value		$ 2,520,300
Investment, Identifier [Axis]: TGG TS Acquisition Company, First lien senior secured loan
Coupon		11.97%		10.88%
Spread		6.50%		6.50%
Principal		$ 2,942,900		$ 1,250,000.0
Amortized Cost		2,940,500		1,232,800
Fair Value		$ 2,817,800		$ 1,225,000.0
Investment, Identifier [Axis]: THPT 2023-THL, Commercial mortgage-backed security
Coupon		10.40%
Spread		5.00%
Principal		$ 5,000,000.0
Amortized Cost		4,987,500
Fair Value		$ 5,009,600
Investment, Identifier [Axis]: TIBCO Software Inc, First lien senior secured loan
Coupon				9.18%
Spread				4.50%
Principal				$ 500,000.0
Amortized Cost				445,000.0
Fair Value				$ 441,900
Investment, Identifier [Axis]: TSS Buyer, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	11.00%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 7,026,100
Amortized Cost	[4],[5]	6,794,300
Fair Value	[4],[5]	$ 6,776,500
Investment, Identifier [Axis]: Tempo Acquisition, LLC, First lien senior secured loan
Coupon	[3],[4]	8.11%
Spread	[3],[4]	2.75%
Principal	[4]	$ 4,987,500
Amortized Cost	[4]	4,986,500
Fair Value	[4]	$ 5,005,300
Investment, Identifier [Axis]: Tenable Holdings, Inc., First lien senior secured loan
Coupon	[3],[4]	8.22%
Spread	[3],[4]	2.75%
Principal	[4]	$ 3,430,000.0
Amortized Cost	[4]	3,430,000.0
Fair Value	[4]	$ 3,421,400
Investment, Identifier [Axis]: Terraform Power Operating, LLC, First lien senior secured loan
Coupon	[4]	7.85%
Spread	[4]	2.50%
Principal	[4]	$ 8,324,300
Amortized Cost	[4]	8,275,400
Fair Value	[4]	$ 8,306,000.0
Investment, Identifier [Axis]: The Dun & Bradstreet Corporation, First lien senior secured loan
Coupon	[6]			7.64%
Spread	[6]			3.25%
Principal	[6]			$ 575,700
Amortized Cost	[6]			569,000.0
Fair Value	[6]			$ 569,500
Investment, Identifier [Axis]: The Edelman Financial Center, LLC, First lien senior secured loan
Coupon				7.88%
Spread				3.50%
Principal				$ 498,700
Amortized Cost				477,700
Fair Value				$ 464,200
Investment, Identifier [Axis]: The Edelman Financial Center, LLC, Second lien senior secured loan
Coupon	[3]	12.22%
Spread	[3]	6.75%
Principal		$ 33,000,000.0
Amortized Cost		32,527,400
Fair Value		$ 32,958,800
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 1
Coupon		8.60%	[3],[4]	6.98%
Spread		3.25%	[3],[4]	2.25%
Principal		$ 2,000,000.0	[4]	$ 498,700
Amortized Cost		1,995,000.0	[4]	495,000.0
Fair Value		$ 2,007,500	[4]	$ 492,800
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 2
Coupon		8.60%	[3]	7.83%
Spread		3.25%	[3]	3.25%
Principal		$ 1,989,900		$ 500,000.0
Amortized Cost		1,994,900		490,100
Fair Value		$ 1,996,900		$ 497,600
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 3
Coupon	[3]	8.60%
Spread	[3]	3.25%
Principal		$ 16,894,200
Amortized Cost		16,888,000.0
Fair Value		$ 16,957,600
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan 1
Coupon		9.85%	[4]	7.98%
Spread		4.50%	[4]	3.25%
Principal		$ 10,079,700	[4]	$ 1,246,700
Amortized Cost		9,872,500	[4]	1,237,400
Fair Value		$ 10,074,900	[4]	$ 1,230,000.0
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan 2
Coupon	[4]	9.61%
Spread	[4]	4.00%
Principal	[4]	$ 1,895,200
Amortized Cost	[4]	1,897,600
Fair Value	[4]	$ 1,886,100
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan 3
Coupon	[4]	10.60%
Spread	[4]	5.25%
Principal	[4]	$ 997,500
Amortized Cost	[4]	977,500
Fair Value	[4]	$ 999,000.0
Investment, Identifier [Axis]: USI, Inc., First lien senior secured loan
Coupon				8.33%
Spread				3.75%
Principal				$ 1,271,800
Amortized Cost				1,261,000.0
Fair Value				$ 1,258,200
Investment, Identifier [Axis]: USI, Inc., First lien senior secured loan 1
Coupon	[3]	8.35%
Spread	[3]	3.00%
Principal		$ 8,301,700
Amortized Cost		8,291,900
Fair Value		$ 8,308,200
Investment, Identifier [Axis]: USI, Inc., First lien senior secured loan 2
Coupon	[3]	8.63%
Spread	[3]	3.25%
Principal		$ 8,471,000.0
Amortized Cost		8,452,700
Fair Value		$ 8,473,700
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, Class A interests
Shares/Units (in shares)	[5]	100
Amortized Cost	[5]	$ 100,000.0
Fair Value	[5]	$ 97,200
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, First lien senior secured loan
Coupon	[3],[4],[5]	12.25%
Spread	[3],[4],[5]	6.75%
Principal	[4],[5]	$ 10,674,100
Amortized Cost	[4],[5]	10,394,300
Fair Value	[4],[5]	$ 10,674,100
Investment, Identifier [Axis]: United Talent Agency, LLC, First lien senior secured loan
Coupon	[3],[4]	9.65%
Spread	[3],[4]	4.00%
Principal	[4]	$ 9,426,400
Amortized Cost	[4]	9,387,800
Fair Value	[4]	$ 9,430,900
Investment, Identifier [Axis]: University Support Services LLC, First lien senior secured loan
Coupon	[4],[7]	8.71%
Spread	[4],[7]	3.25%
Principal	[4],[7]	$ 3,979,700
Amortized Cost	[4],[7]	3,960,500
Fair Value	[4],[7]	$ 3,975,700
Investment, Identifier [Axis]: Univision Communications Inc., First lien senior secured loan
Coupon				7.13%
Spread				2.75%
Principal				$ 500,200
Amortized Cost				500,200
Fair Value				$ 499,100
Investment, Identifier [Axis]: UserZoom Technologies, Inc., First lien senior secured loan
Coupon	[3],[4],[5]	12.99%
Spread	[3],[4],[5]	7.50%
Principal	[4],[5]	$ 634,400
Amortized Cost	[4],[5]	618,300
Fair Value	[4],[5]	$ 628,100
Investment, Identifier [Axis]: VOYA 2022-3, Collaterized loan obligation
Coupon		9.92%
Spread		4.50%
Principal		$ 2,000,000.0
Amortized Cost		2,000,000.0
Fair Value		$ 2,002,100
Investment, Identifier [Axis]: Verscend Holding Corp., First lien senior secured loan
Coupon		9.47%	[3]	8.38%
Spread		4.00%	[3]	4.00%
Principal		$ 17,051,200		$ 847,800
Amortized Cost		17,039,200		845,700
Fair Value		$ 17,065,400		$ 840,700
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, Class B common units
Shares/Units (in shares)	[5]	351
Amortized Cost	[5]	$ 351,000.0
Fair Value	[5]	$ 351,000.0
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured loan
Coupon	[3],[4],[5]	10.89%
Spread	[3],[4],[5]	5.50%
Principal	[4],[5]	$ 15,823,200
Amortized Cost	[4],[5]	15,305,200
Fair Value	[4],[5]	$ 15,032,000.0
Investment, Identifier [Axis]: Viant Medical Holdings, Inc., First lien senior secured loan
Coupon		9.22%	[3]	8.13%
Spread		3.75%	[3]	3.75%
Principal		$ 31,797,200		$ 1,586,800
Amortized Cost		31,033,300		1,401,800
Fair Value		$ 31,360,000.0		$ 1,394,100
Investment, Identifier [Axis]: Viant Medical Holdings, Inc., Second lien senior secured loan
Coupon	[3]	13.22%
Spread	[3]	7.75%
Principal		$ 40,400
Amortized Cost		37,700
Fair Value		$ 38,700
Investment, Identifier [Axis]: Vistra Operations Company LLC, First lien senior secured loan
Coupon				6.09%
Spread				1.75%
Principal				$ 747,900
Amortized Cost				738,800
Fair Value				$ 740,600
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured loan 1
Coupon		13.23%
Coupon, PIK		4.00%
Spread	[4],[8]	7.75%
Principal	[4],[8]	$ 4,610,000.0
Amortized Cost	[4],[8]	4,493,600
Fair Value	[4],[8]	$ 3,780,200
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured loan 2
Coupon	[4],[8]	12.48%
Spread	[4],[8]	7.00%
Principal	[4],[8]	$ 809,800
Amortized Cost	[4],[8]	793,600
Fair Value	[4],[8]	$ 634,100
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured revolving loan
Coupon	[4],[8]	10.49%
Spread	[4],[8]	5.00%
Principal	[4],[8]	$ 700
Amortized Cost	[4],[8]	700
Fair Value	[4],[8]	$ 700
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, Warrant to purchase Class B units
Shares/Units (in shares)	[8]	4,485
Fair Value	[8]	$ 287,500
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., First lien senior secured loan
Coupon	[7]	7.35%
Spread	[7]	2.00%
Principal	[7]	$ 8,000,000.0
Amortized Cost	[7]	8,000,000.0
Fair Value	[7]	$ 8,022,900
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., Limited partnership interest
Shares/Units (in shares)	[8]	731,000
Amortized Cost	[8]	$ 731,600
Fair Value	[8]	$ 731,000.0
Investment, Identifier [Axis]: Wand Newco 3, Inc., First lien senior secured loan
Coupon		8.22%		7.38%
Spread		2.75%		3.00%
Principal		$ 22,691,300		$ 1,296,700
Amortized Cost		22,587,200		1,237,100
Fair Value		$ 22,739,700		$ 1,226,700
Investment, Identifier [Axis]: Waystar Technologies, Inc., First lien senior secured loan
Coupon		9.47%	[3]	8.38%
Spread		4.00%	[3]	4.00%
Principal		$ 10,867,500		$ 1,496,200
Amortized Cost		10,848,300		1,475,600
Fair Value		$ 10,894,700		$ 1,467,500
Investment, Identifier [Axis]: Whatabrands LLC
Coupon	[3],[4]			7.63%
Spread	[3],[4]			3.25%
Principal	[4]			$ 498,700
Amortized Cost	[4]			481,900
Fair Value	[4]			$ 481,400
Investment, Identifier [Axis]: Whatabrands LLC, First lien senior secured loan
Coupon	[3],[4]	8.47%
Spread	[3],[4]	3.00%
Principal	[4]	$ 5,221,500
Amortized Cost	[4]	5,217,600
Fair Value	[4]	$ 5,223,800
Investment, Identifier [Axis]: William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), First lien senior secured loan
Coupon		8.22%	[3]	7.14%	[6]
Spread		2.75%	[3]	2.75%	[6]
Principal		$ 19,025,300		$ 1,096,300	[6]
Amortized Cost		18,998,400		1,071,500	[6]
Fair Value		$ 19,061,100		$ 1,070,600	[6]
Investment, Identifier [Axis]: Wilsonart LLC, First lien senior secured loan
Coupon		8.70%	[3],[4]	7.98%
Spread		3.25%	[3],[4]	3.25%
Principal		$ 13,407,100	[4]	$ 1,396,400
Amortized Cost		13,261,400	[4]	1,328,700
Fair Value		$ 13,423,800	[4]	$ 1,325,900
Investment, Identifier [Axis]: Woof Holdings, Inc., First lien senior secured loan
Coupon				8.10%
Spread				3.75%
Principal				$ 498,700
Amortized Cost				472,400
Fair Value				$ 468,000.0
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., Common units
Shares/Units (in shares)	[8]	50,000
Amortized Cost	[8]	$ 50,000.0
Fair Value	[8]	$ 53,300
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., First lien senior secured loan
Coupon	[4],[8]	11.60%
Spread	[4],[8]	6.25%
Principal	[4],[8]	$ 6,981,100
Amortized Cost	[4],[8]	6,780,000.0
Fair Value	[4],[8]	$ 6,901,400
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., First lien senior secured revolving loan
Coupon	[4],[8]	11.60%
Spread	[4],[8]	6.25%
Principal	[4],[8]	$ 395,500
Amortized Cost	[4],[8]	374,100
Fair Value	[4],[8]	$ 387,000.0
Investment, Identifier [Axis]: Zayo Group Holdings, Inc., First lien senior secured loan
Coupon		8.47%
Spread		3.00%
Principal		$ 3,000,000.0
Amortized Cost		2,578,100
Fair Value		$ 2,568,100
Investment, Identifier [Axis]: Zelis Cost Management Buyer, Inc., First lien senior secured loan
Coupon	[3]	8.97%
Spread	[3]	3.50%
Principal		$ 10,614,800
Amortized Cost		10,634,500
Fair Value		$ 10,625,700
Investment, Identifier [Axis]: Zuffa Guarantor LLC, First lien senior secured loan
Coupon	[3],[4]	8.40%
Spread	[3],[4]	2.75%
Principal	[4]	$ 10,945,400
Amortized Cost	[4]	10,939,200
Fair Value	[4]	$ 10,974,300
Investment, Identifier [Axis]: athenahealth Group Inc., First lien senior secured loan
Coupon	[3],[4]	8.61%
Spread	[3],[4]	3.25%
Principal	[4]	$ 33,486,800
Amortized Cost	[4]	32,537,200
Fair Value	[4]	$ 33,302,700
Investment, Identifier [Axis]: athenahealth Group Inc., First lien senior secured loan 1
Coupon				7.82%
Spread				3.50%
Principal				$ 767,400
Amortized Cost				694,500
Fair Value				$ 690,900
Investment, Identifier [Axis]: athenahealth Group Inc., First lien senior secured loan 2
Coupon				7.41%
Spread				3.50%
Principal				$ 32,700
Amortized Cost				20,300
Fair Value				29,400
Investment, Identifier [Axis]: eResearch Technology, Inc., First lien senior secured loan
Coupon	[3],[4]	9.97%
Spread	[3],[4]	4.50%
Principal	[4]	$ 29,922,500
Amortized Cost	[4]	28,708,800
Fair Value	[4]	29,847,700
Software and Services
Amortized Cost		519,562,500		15,893,600
Fair Value		$ 524,586,500		$ 15,812,600
% of Net Assets		29.78%		10.68%
Health Care Services
Amortized Cost		$ 311,942,300		$ 10,559,400
Fair Value		$ 314,256,800		$ 10,515,600
% of Net Assets		17.84%		7.10%
Consumer Services
Amortized Cost		$ 269,120,900		$ 22,042,500
Fair Value		$ 271,695,000.0		$ 22,014,600
% of Net Assets		15.43%		14.86%
Capital Goods
Amortized Cost		$ 266,586,700		$ 14,852,600
Fair Value		$ 268,098,300		$ 14,846,100
% of Net Assets		15.22%		10.02%
Insurance Services
Amortized Cost		$ 193,373,400		$ 7,896,100
Fair Value		$ 194,485,900		$ 7,892,900
% of Net Assets		11.04%		5.33%
Commercial and Professional Services
Amortized Cost		$ 140,370,400		$ 4,910,100
Fair Value		$ 141,990,500		$ 4,958,000.0
% of Net Assets		8.06%		3.35%
Financial Services
Amortized Cost		$ 178,473,000.0		$ 3,633,800
Fair Value		$ 181,981,500		$ 3,610,500
% of Net Assets		10.33%		0.0244%
Media and Entertainment
Amortized Cost		$ 113,530,200		$ 3,890,900
Fair Value		$ 113,822,900		$ 3,889,500
% of Net Assets		6.46%		0.0263%
Pharmaceuticals, Biotechnology and Life Sciences
Amortized Cost		$ 102,715,400		$ 3,884,600
Fair Value		$ 103,037,700		$ 3,883,600
% of Net Assets		5.85%		0.0262%
Food and Beverage
Amortized Cost		$ 69,245,400		$ 2,537,300
Fair Value		$ 69,566,600		$ 2,523,600
% of Net Assets		3.95%		0.017%
Retailing and Distribution
Amortized Cost		$ 69,171,100		$ 2,573,400
Fair Value		$ 69,323,600		$ 2,564,900
% of Net Assets		3.94%		0.0173%
Automobiles and Components
Amortized Cost		$ 46,278,900		$ 1,722,200
Fair Value		$ 46,312,100		$ 1,715,000.0
% of Net Assets		2.63%		1.16%
Materials
Amortized Cost		$ 41,534,500		$ 5,334,200
Fair Value		$ 41,364,000.0		$ 5,313,800
% of Net Assets		2.35%		3.59%
Household and Personal Products
Amortized Cost		$ 35,688,800
Fair Value		$ 36,369,000.0
% of Net Assets		2.06%
Telecommunication Services
Amortized Cost		$ 35,639,400		$ 495,500
Fair Value		$ 35,548,100		$ 493,400
% of Net Assets		2.02%		0.33%
Investment Funds and Vehicles
Amortized Cost		$ 33,593,200		$ 477,700
Fair Value		$ 33,790,700		$ 464,200
% of Net Assets		1.92%		0.31%
Technology Hardware and Equipment
Amortized Cost		$ 28,799,100		$ 2,745,100
Fair Value		$ 28,823,400		$ 2,730,500
% of Net Assets		1.64%		0.0184%
Energy
Amortized Cost		$ 24,436,800		$ 1,656,400
Fair Value		$ 25,000,000.0		$ 1,649,300
% of Net Assets		1.42%		1.11%
Education
Amortized Cost		$ 20,415,800		$ 1,214,400
Fair Value		$ 20,565,800		$ 1,203,400
% of Net Assets		1.17%		0.81%
Consumer Staples Distribution and Retail
Amortized Cost		$ 19,419,800
Fair Value		$ 19,798,000.0
% of Net Assets		1.12%
Power Generation
Amortized Cost		$ 11,260,500		$ 738,800
Fair Value		$ 11,294,800		$ 740,600
% of Net Assets		0.64%		0.50%
Consumer Durables and Apparel
Amortized Cost		$ 10,164,400		$ 735,000.0
Fair Value		$ 10,247,800		$ 729,400
% of Net Assets		0.58%		0.49%
Transportation
Amortized Cost		$ 5,531,300		$ 975,800
Fair Value		$ 5,615,800		$ 977,700
% of Net Assets		0.32%		0.66%
Real Estate
Amortized Cost		$ 5,458,800
Fair Value		$ 5,496,600
% of Net Assets		0.31%
Semiconductors and Semiconductor Equipment
Amortized Cost		$ 4,471,300
Fair Value		$ 4,486,700
% of Net Assets		0.25%
Bobcat Purchaser, LLC and Bobcat Topco, L.P.
Amortized Cost		$ 13,162,500
Fair Value		13,470,700
Cloud Software Group, Inc. and Picard Parent, Inc.
Amortized Cost		36,591,200
Fair Value		37,363,100
Crosspoint Capital AS SPV, LP
Amortized Cost		13,835,500
Fair Value		14,048,600
Echo Purchaser, Inc.
Amortized Cost		25,817,000.0
Fair Value		25,804,500
Epicor Software Corporation
Amortized Cost		11,665,300
Fair Value		11,821,600
Hakken Midco B.V.
Amortized Cost		4,543,600
Fair Value		4,716,400
Mitchell International, Inc.
Amortized Cost		14,879,100
Fair Value		15,216,500
Project Boost Purchaser, LLC
Amortized Cost		21,097,200
Fair Value		21,222,700
RealPage, Inc.
Amortized Cost		25,029,000.0
Fair Value		25,084,000.0
Sophia, L.P.
Amortized Cost		13,140,300		$ 1,256,400
Fair Value		13,257,200		1,250,200
Amerivet Partners Management, Inc. and AVE Holdings LP
Amortized Cost		25,301,200
Fair Value		25,258,500
Paragon 28, Inc. and Paragon Advanced Technologies, Inc.
Amortized Cost		20,700,200
Fair Value		20,685,000.0
Sharp Midco LLC
Amortized Cost		5,291,800
Fair Value		5,338,200
Sotera Health Holdings, LLC
Amortized Cost		9,466,700
Fair Value		9,472,200
United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP
Amortized Cost		10,494,300
Fair Value		10,771,300
Viant Medical Holdings, Inc.
Amortized Cost		31,071,000.0
Fair Value		31,398,700
Alterra Mountain Company
Amortized Cost		9,154,700
Fair Value		9,210,500
Apex Service Partners, LLC and Apex Service Partners Holdings, LLC
Amortized Cost		27,534,100
Fair Value		27,511,000.0
ClubCorp Holdings, Inc.
Amortized Cost		4,122,800
Fair Value		4,088,000.0
GS SEER Group Borrower LLC and GS SEER Group Holdings LLC
Amortized Cost		10,106,000.0
Fair Value		10,472,000.0
Helios Service Partners, LLC and Astra Service Partners, LLC
Amortized Cost		6,839,500
Fair Value		6,740,400
Infinity Home Services HoldCo, Inc. and IHS Parent Holdings, L.P.
Amortized Cost		4,888,700		3,357,000.0
Fair Value		5,224,300		3,356,800
Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P.
Amortized Cost		9,537,100		9,592,900
Fair Value		9,768,400		9,596,900
Northwinds Holding, Inc. and Northwinds Services Group LLC
Amortized Cost		11,245,200
Fair Value		11,608,500
PestCo Holdings, LLC and PestCo, LLC
Amortized Cost		9,703,100
Fair Value		9,973,600
Service Logic Acquisition, Inc. and MSHC, Inc.
Amortized Cost		19,228,900
Fair Value		19,466,400
Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC
Amortized Cost		15,656,200
Fair Value		15,383,000.0
AI Aqua Merger Sub, Inc.
Amortized Cost		14,772,200
Fair Value		14,806,800
Artera Services, LLC
Amortized Cost		5,608,500
Fair Value		5,630,600
Brookfield WEC Holdings Inc.
Amortized Cost		16,144,800
Fair Value		16,206,200
Brown Group Holding, LLC
Amortized Cost		7,923,000.0
Fair Value		7,946,900
CPIG Holdco Inc.
Amortized Cost		14,575,100
Fair Value		14,963,000.0
Dynasty Acquisition Co., Inc.
Amortized Cost				955,000.0
Fair Value				948,900
Gates Global LLC
Amortized Cost		3,670,900
Fair Value		3,674,000.0
TransDigm Inc.
Amortized Cost		20,877,900		985,100
Fair Value		20,962,000.0		990,400
Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc.
Amortized Cost		3,997,300
Fair Value		3,956,600
Acrisure, LLC
Amortized Cost		33,317,400		1,052,100
Fair Value		33,715,700		1,049,800
Asurion, LLC
Amortized Cost		14,412,200		946,400
Fair Value		14,686,800		947,500
Hub International Limited
Amortized Cost		13,373,300
Fair Value		13,432,700
OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP
Amortized Cost		11,067,000.0
Fair Value		11,062,500
USI, Inc.
Amortized Cost		16,744,600
Fair Value		16,781,900
Focus Financial Partners, LLC
Amortized Cost		13,529,500		877,700
Fair Value		13,540,600		874,000.0
GTCR F Buyer Corp. and GTCR (D) Investors LP
Amortized Cost		9,833,700
Fair Value		9,827,700
Isthmus Capital LLC
Amortized Cost		1,883,200
Fair Value		1,927,200
Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P.
Amortized Cost		13,643,000.0
Fair Value		14,057,700
PCIA SPV-3, LLC and ASE Royal Aggregator, LLC
Amortized Cost		10,092,900
Fair Value		10,400,000.0
FlyWheel Acquireco, Inc.
Amortized Cost		14,024,700
Fair Value		14,281,200
Lightbeam Bidco, Inc.
Amortized Cost		15,974,600
Fair Value		16,209,300
North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC
Amortized Cost				1,381,200
Fair Value				1,435,700
Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC
Amortized Cost		18,603,000.0
Fair Value		19,509,000.0
Saturn Purchaser Corp.
Amortized Cost		8,264,400
Fair Value		8,261,300
3 Step Sports LLC and 3 Step Holdings, LLC
Amortized Cost		20,251,200
Fair Value		20,141,400
AVSC Holding Corp.
Amortized Cost		10,609,300
Fair Value		10,658,000.0
ADMA Biologics Inc.
Amortized Cost		4,201,800
Fair Value		4,255,200
Bamboo US BidCo LLC
Amortized Cost		20,431,600
Fair Value		20,664,500
WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P.
Amortized Cost		5,081,000.0
Fair Value		5,078,300
Chobani, LLC
Amortized Cost		12,844,500
Fair Value		12,887,700
Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP
Amortized Cost		6,586,500
Fair Value		6,567,900
New ChurcHill HoldCo LLC and Victory Topco, LP
Amortized Cost		14,547,900
Fair Value		14,345,200
Trident TPI Holdings, Inc.
Amortized Cost		12,747,600
Fair Value		12,960,000.0
Vobey, LLC and Vobey Holdings, LLC
Amortized Cost		5,287,900
Fair Value		4,702,500
Silk Holdings III Corp. and Silk Holdings I Corp.
Amortized Cost		14,626,900
Fair Value		15,112,300
City Line Distributors LLC and City Line Investments LLC
Amortized Cost		2,048,600
Fair Value		2,053,900
Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC
Amortized Cost		9,275,100
Fair Value		9,530,600
Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P.
Amortized Cost		7,204,100
Fair Value		$ 7,341,700
IRB Holding Corp.
Amortized Cost				1,668,500
Fair Value				1,671,100
AthenaHealth Group Inc., Minerva Holdco, Inc
Amortized Cost				714,800
Fair Value				720,300
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)
Amortized Cost				1,697,700
Fair Value				1,699,100
Freeport LNG Investments, LLLP
Amortized Cost				617,000.0
Fair Value				$ 613,700

[1]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[2]	As of December 31, 2023, the estimated net unrealized gain for federal tax purposes was $20.8 million based on a tax cost basis of $2.6 billion. As of December 31, 2023, the estimated aggregate gross unrealized gain for federal income tax purposes was $24.3 million and the estimated aggregate gross unrealized loss for federal income tax purposes was $3.5 million.
[3]	Investments without an interest rate are non-income producing.
[4]	Loan includes interest rate floor feature.
[5]	These investments were valued using unobservable inputs and are considered Level 3 investments. See Note 7 to the consolidated financial statements for more information regarding the fair value of the Fund’s investments.
[6]	This portfolio company is not a qualifying asset under Section 55(a) of the Investment Company Act. Under the Investment Company Act, the Fund may not acquire any non-qualifying asset unless, at the time such acquisition is made, qualifying assets represent at least 70% of the Fund’s total assets. Pursuant to Section 55(a) of the Investment Company Act, 9% of the Fund’s total assets are represented by investments at fair value and other assets that are considered “non-qualifying assets” as of December 31, 2022.
[7]	This portfolio company is not a qualifying asset under Section 55(a) of the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”). Under the Investment Company Act, the Fund may not acquire any non-qualifying asset unless, at the time such acquisition is made, qualifying assets represent at least 70% of the Fund’s total assets. Pursuant to Section 55(a) of the Investment Company Act, 26% of the Fund’s total assets are represented by investments at fair value and other assets that are considered “non-qualifying assets” as of December 31, 2023.
[8]	These investments were valued using unobservable inputs and are considered Level 3 investments. See Note 8 to the consolidated financial statements for more information regarding the fair value of the Fund’s investments.